UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index             Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 06/30/2015

Item 1 – Report to Stockholders

Portfolio Management Commentary	Master Extended Market Index Series

How did the Series perform?

•

For the six-month period ended June 30, 2015, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 4.79% while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) returned 4.77%.

Describe the market environment.

•

The year started with U.S. stock prices falling as lower oil prices punished the energy sector and the negative impact of a stronger dollar began to show in the earnings of large global exporting companies. High valuations in U.S. stocks drove equity investors toward more appealing opportunities overseas. U.S. stocks rebounded in February due to increased merger and acquisition activity and strong earnings reports from cyclical technology companies. However, stock prices came under pressure again in March as an improving labor market furthered the appreciation of the U.S. dollar and raised investors’ focus on the timing of an expected Federal Reserve move toward tightening policy. U.S. equities came back into favor in April, after a powerful rally in European equities left valuations in the United States looking more appealing by comparison. U.S. stocks continued to outperform international markets in the following months as increasing turmoil around Greece’s debt troubles drove investors to the relative stability of U.S. markets.

•

A clear sign of strength has yet to emerge from the blurry U.S. economic picture, as uptrends in the housing and labor markets stand in contrast with consumer caution and productivity languor. This economic unevenness together with still quiescent inflation has kept the Federal Reserve tentative on when to start raising short-term interest rates. However, hiring strength and a modest but concrete pickup in wage growth point to a possible acceleration in the second half of 2015. More investors are now penciling in an autumn rate hike — a significant event that could push market volatility beyond the unusually low levels of the past few years, but the investment advisor expects most of the ups and downs will be short-lived for stocks.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

•	Fund management believes the Series remains positioned to attempt to seek to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	1

Portfolio Information as of June 30, 2015	Master Extended Market Index Series

Sector Allocation	Percent of Long-Term Investments

Financials	23%
Consumer Discretionary	17
Technology	16
Health Care	14
Industrial	14
Materials	5
Energy	4
Consumer Staples	3
Utilities	3
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
AAR Corp.	5,544	$176,687
Aerojet Rocketdyne Holdings, Inc. (a)	9,848	202,967
Aerovironment, Inc. (a)	3,079	80,300
Astronics Corp. (a)	3,084	218,625
B/E Aerospace, Inc.	15,171	832,888
The BWX Technologies, Inc.	15,532	509,450
CPI Aerostructures, Inc. (a)	2,281	22,833
Cubic Corp.	3,267	155,444
Curtiss-Wright Corp.	6,896	499,546
Ducommun, Inc. (a)	1,874	48,106
Engility Holdings, Inc.	2,637	66,347
Esterline Technologies Corp. (a)	4,348	414,538
HEICO Corp.	682	39,761
HEICO Corp., Class A	7,676	389,711
Hexcel Corp.	14,247	708,646
Huntington Ingalls Industries, Inc.	7,147	804,681
Innovative Solutions & Support, Inc. (a)	4,600	15,180
KLX, Inc. (a)	7,789	343,729
Kratos Defense & Security Solutions, Inc. (a)	9,451	59,541
LMI Aerospace, Inc. (a)	2,720	27,227
Mantech International Corp., Class A	3,277	95,033
Moog, Inc., Class A (a)	5,739	405,633
Orbital ATK, Inc.	8,354	612,849
RBC Bearings, Inc. (a)	3,523	252,810
Smith & Wesson Holding Corp. (a)	9,005	149,393
Spirit Aerosystems Holdings, Inc., Class A (a)	19,249	1,060,812
Sturm Ruger & Co., Inc.	3,052	175,337
Taser International, Inc. (a)	8,193	272,909
Teledyne Technologies, Inc. (a)	5,181	546,647
TransDigm Group, Inc. (a)	7,289	1,637,620
Triumph Group, Inc.	7,519	496,179
VSE Corp.	644	34,460

		11,355,889
Alternative Energy — 0.1%
Aemetis, Inc. (a)	3,787	13,633
Amyris, Inc. (a)(b)	8,820	17,199
Ascent Solar Technologies, Inc. (a)(b)	10,274	5,651
Enphase Energy, Inc. (a)	3,615	27,510
FuelCell Energy, Inc. (a)(b)	38,645	37,752
Green Plains Renewable Energy, Inc.	4,822	132,846
Ocean Power Technologies, Inc. (a)	11,468	5,906
Pattern Energy Group, Inc.	6,653	188,812
Plug Power, Inc. (a)(b)	25,740	63,063
Renewable Energy Group, Inc. (a)	4,264	49,292
REX American Resources Corp. (a)	798	50,785
Solazyme, Inc. (a)(b)	10,976	34,465
SunPower Corp. (a)	7,545	214,353

		841,267
Automobiles & Parts — 2.0%
Allison Transmission Holdings, Inc.	23,204	678,949
American Axle & Manufacturing Holdings, Inc. (a)	11,009	230,198
Autoliv, Inc.	12,773	1,491,248
Cooper Tire & Rubber Co.	8,084	273,482
Cooper-Standard Holding, Inc. (a)	2,037	125,214
Dana Holding Corp.	23,943	492,747
Dorman Products, Inc. (a)	4,690	223,525
Federal-Mogul Corp. (a)	4,284	48,623
Fuel Systems Solutions, Inc. (a)	2,808	21,004
Gentex Corp.	43,656	716,832
Gentherm, Inc. (a)	5,419	297,557
Lear Corp.	11,155	1,252,260
LKQ Corp. (a)	44,249	1,338,311
LoJack Corp. (a)	6,073	20,952
Modine Manufacturing Co. (a)	7,575	81,280
Motorcar Parts of America, Inc. (a)	2,943	88,555
Common Stocks	Shares	Value
Automobiles & Parts (concluded)
Remy International, Inc.	4,763	105,310
Standard Motor Products, Inc.	3,134	110,066
Stoneridge, Inc. (a)	4,259	49,873
Strattec Security Corp.	573	39,365
Superior Industries International, Inc.	3,414	62,510
Tenneco, Inc. (a)	8,465	486,230
Tesla Motors, Inc. (a)	14,381	3,857,847
Titan International, Inc.	8,211	88,186
Tower International, Inc. (a)	2,971	77,395
U.S. Auto Parts Network, Inc. (a)	7,139	15,706
Visteon Corp. (a)	6,428	674,811
WABCO Holdings, Inc. (a)	8,081	999,781

		13,947,817
Banks — 5.6%
1st Source Corp.	1,862	63,531
Ameriana Bancorp	1,956	41,643
American National Bankshares, Inc.	1,548	36,858
Ameris Bancorp	4,563	115,398
Ames National Corp.	1,856	46,586
Arrow Financial Corp.	2,224	60,115
Associated Banc-Corp	22,027	446,487
Astoria Financial Corp.	12,497	172,334
Banc of California, Inc.	4,690	64,488
Bancfirst Corp.	831	54,389
Bancorp of New Jersey, Inc.	2,128	24,493
The Bancorp, Inc. (a)	5,772	53,564
BancorpSouth, Inc.	12,324	317,466
Bank Mutual Corp.	7,238	55,515
Bank of Hawaii Corp.	6,349	423,351
Bank of Marin Bancorp	972	49,446
Bank of the Ozarks, Inc.	10,398	475,709
BankFinancial Corp.	4,459	52,527
BankUnited, Inc.	15,096	542,399
Banner Corp.	3,084	147,816
Bar Harbor Bankshares	1,355	48,008
BCB Bancorp, Inc.	2,823	34,497
Bear State Financial, Inc. (a)	2,595	24,237
Beneficial Bancorp, Inc. (a)	5,965	74,503
Berkshire Hills Bancorp, Inc.	4,222	120,243
BNC Bancorp	4,709	91,025
BofI Holding, Inc. (a)	2,046	216,283
BOK Financial Corp.	3,116	216,811
Boston Private Financial Holdings, Inc.	12,591	168,845
Bridge Bancorp, Inc.	2,106	56,209
Bridge Capital Holdings (a)	1,910	56,918
Brookline Bancorp, Inc.	10,701	120,814
Bryn Mawr Bank Corp.	2,602	78,476
California First National Bancorp	882	11,898
Camden National Corp.	1,176	45,511
Cape Bancorp, Inc.	3,648	34,510
Capital Bank Financial Corp., Class A (a)	4,254	123,664
Capital City Bank Group, Inc.	1,923	29,364
Capitol Federal Financial, Inc.	18,962	228,303
Cardinal Financial Corp.	4,985	108,623
Cascade Bancorp (a)	6,367	32,981
Cathay General Bancorp	10,973	356,074
Centerstate Banks, Inc.	6,951	93,908
Central Pacific Financial Corp.	4,655	110,556
Century Bancorp, Inc., Class A	627	25,494
Chemical Financial Corp.	4,661	154,093
Chicopee Bancorp, Inc.	2,061	33,986
Citizens & Northern Corp.	2,446	50,265
Citizens Financial Group, Inc.	33,190	906,419
City Holding Co.	2,320	114,260
City National Corp.	7,157	646,921
Civista Bancshares, Inc.	1,968	21,254

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	3

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Clifton Bancorp, Inc.	3,658	$51,175
CNB Financial Corp.	2,402	44,197
CoBiz Financial, Inc.	5,743	75,061
Colony Bankcorp, Inc. (a)	463	4,167
Columbia Banking System, Inc.	7,800	253,812
Commerce Bancshares, Inc.	12,290	574,803
Community Bank System, Inc.	6,000	226,620
Community Trust Bancorp, Inc.	2,381	83,025
CommunityOne Bancorp (a)	2,905	31,287
ConnectOne Bancorp, Inc.	3,299	71,027
Cullen/Frost Bankers, Inc.	8,185	643,177
CVB Financial Corp.	13,798	242,983
Dime Community Bancshares, Inc.	4,654	78,839
Eagle Bancorp, Inc. (a)	4,336	190,611
East West Bancorp, Inc.	21,213	950,767
Eastern Virginia Bankshares, Inc.	2,546	16,065
Enterprise Bancorp, Inc.	1,296	30,378
Enterprise Financial Services Corp.	3,330	75,824
ESSA Bancorp, Inc.	1,863	23,958
Farmers Capital Bank Corp. (a)	1,489	42,332
Fidelity Southern Corp.	3,242	56,540
Financial Institutions, Inc.	2,187	54,325
First Bancorp, Inc.	2,216	43,079
First Bancorp, North Carolina	3,105	51,791
First BanCorp, Puerto Rico (a)	15,663	75,496
First Busey Corp.	11,407	74,944
First Citizens BancShares, Inc., Class A	1,278	336,165
First Commonwealth Financial Corp.	13,854	132,860
First Community Bancshares, Inc.	2,730	49,741
First Connecticut Bancorp, Inc.	3,213	50,990
First Defiance Financial Corp.	1,535	57,609
First Financial Bancorp	8,783	157,567
First Financial Bankshares, Inc.	9,303	322,256
First Financial Corp.	1,589	56,823
First Financial Northwest, Inc.	2,894	36,059
First Horizon National Corp.	34,097	534,300
First Interstate Bancsystem, Inc.	2,988	82,887
First Merchants Corp.	5,448	134,566
First Midwest Bancorp, Inc.	11,044	209,505
First Niagara Financial Group, Inc.	52,805	498,479
The First of Long Island Corp.	2,237	62,010
First Republic Bank	19,347	1,219,441
First Security Group, Inc. (a)	15,167	37,159
First South Bancorp, Inc.	3,052	24,111
First United Corp. (a)	1,784	15,449
FirstMerit Corp.	24,002	499,962
Flagstar Bancorp, Inc. (a)	3,391	62,666
Flushing Financial Corp.	4,602	96,688
FNB Corp.	24,946	357,227
Fox Chase Bancorp, Inc.	2,566	43,417
Fulton Financial Corp.	26,155	341,584
German American Bancorp, Inc.	2,176	64,083
Glacier Bancorp, Inc.	10,920	321,266
Great Southern Bancorp, Inc.	1,408	59,333
Greene County Bancshares, Inc.	3,466	—
Guaranty Bancorp	3,814	62,969
Hampton Roads Bankshares, Inc. (a)	11,270	23,442
Hancock Holding Co.	11,728	374,241
Hanmi Financial Corp.	5,135	127,553
Heartland Financial USA, Inc.	2,048	76,227
Heritage Commerce Corp.	4,396	42,246
Heritage Financial Corp.	5,226	93,389
HMN Financial, Inc. (a)	1,907	22,484
Home Bancorp, Inc.	1,779	44,902
Home BancShares, Inc.	8,509	311,089
HomeTrust Bancshares, Inc. (a)	3,402	57,018
Horizon Bancorp	1,338	33,396
Common Stocks	Shares	Value
Banks (continued)
Hudson Valley Holding Corp.	2,386	67,309
Iberiabank Corp.	4,839	330,165
Independent Bank Corp./MA	3,736	175,181
Independent Bank Corp./MI	4,221	57,237
International Bancshares Corp.	8,105	217,781
Investors Bancorp, Inc.	50,255	618,137
Kearny Financial Corp. (a)	4,495	50,164
Lakeland Bancorp, Inc.	5,519	65,621
Lakeland Financial Corp.	2,532	109,813
LegacyTexas Financial Group, Inc.	5,686	171,717
Macatawa Bank Corp.	6,531	34,614
MainSource Financial Group, Inc.	3,542	77,747
MB Financial, Inc.	9,145	314,954
Mercantile Bank Corp.	2,713	58,085
Merchants Bancshares, Inc.	1,163	38,460
Metro Bancorp, Inc.	2,347	61,351
MidSouth Bancorp, Inc.	1,608	24,538
MidWestOne Financial Group, Inc.	1,520	50,038
MutualFirst Financial, Inc.	1,697	39,421
National Bank Holdings Corp., Class A	5,243	109,212
National Bankshares, Inc.	1,269	37,131
National Penn Bancshares, Inc.	19,508	220,050
NBT Bancorp, Inc.	6,330	165,656
New York Community Bancorp, Inc.	65,773	1,208,908
NewBridge Bancorp	5,756	51,401
Northfield Bancorp, Inc.	7,907	119,000
Northrim BanCorp, Inc.	1,270	32,550
Northwest Bancshares, Inc.	13,932	178,608
Norwood Financial Corp.	859	25,186
OceanFirst Financial Corp.	2,337	43,585
OFG Bancorp	7,031	75,021
Ohio Valley Banc Corp.	934	21,136
Old National Bancorp	15,511	224,289
Old Second Bancorp, Inc. (a)	5,393	35,594
Oritani Financial Corp.	6,327	101,548
Orrstown Financial Services, Inc.	2,093	33,865
Pacific Continental Corp.	3,334	45,109
PacWest Bancorp	14,382	672,502
Park National Corp.	2,005	175,177
Park Sterling Corp.	9,934	71,525
Peapack Gladstone Financial Corp.	2,063	45,840
Penns Woods Bancorp, Inc.	1,050	46,295
Peoples Bancorp of North Carolina, Inc.	1,497	27,455
Peoples Bancorp, Inc.	2,099	48,991
Peoples Financial Corp. (a)	1,245	12,612
Pinnacle Financial Partners, Inc.	5,097	277,124
Popular, Inc. (a)	15,210	438,961
Porter Bancorp, Inc. (a)	1,044	1,660
Preferred Bank	2,659	79,903
PrivateBancorp, Inc.	10,401	414,168
Prosperity Bancshares, Inc.	8,762	505,918
Provident Financial Holdings, Inc.	1,737	29,077
Provident Financial Services, Inc.	7,911	150,230
Pulaski Financial Corp.	2,837	36,654
Renasant Corp.	4,800	156,480
Republic Bancorp, Inc., Class A	1,667	42,842
Republic First Bancorp, Inc. (a)	6,390	22,173
Riverview Bancorp, Inc.	7,265	31,094
S&T Bancorp, Inc.	4,337	128,332
Sandy Spring Bancorp, Inc.	3,931	109,989
Seacoast Banking Corp. of Florida (a)	4,359	68,872
Shore Bancshares, Inc. (a)	3,680	34,702
Sierra Bancorp	1,921	33,253
Signature Bank (a)	7,538	1,103,488
Simmons First National Corp., Class A	2,584	120,621
South State Corp.	3,558	270,372
Southside Bancshares, Inc.	4,149	121,275

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (concluded)
Southwest Bancorp, Inc.	3,310	$61,599
State Bank Financial Corp.	5,576	120,999
Sterling Bancorp	13,051	191,850
Stock Yards Bancorp, Inc.	2,255	85,216
Suffolk Bancorp	2,452	62,918
Summit Financial Group, Inc.	1,684	18,878
Sun Bancorp, Inc. (a)	2,292	44,121
Susquehanna Bancshares, Inc.	26,422	373,079
SVB Financial Group (a)	7,613	1,096,120
Synovus Financial Corp.	20,237	623,704
TCF Financial Corp.	23,707	393,773
Territorial Bancorp, Inc.	1,901	46,118
Texas Capital Bancshares, Inc. (a)	6,755	420,431
TFS Financial Corp.	12,214	205,439
Tompkins Financial Corp.	1,745	93,741
TowneBank	7,086	115,431
Trico Bancshares	3,317	79,774
TrustCo Bank Corp. NY	14,741	103,629
Trustmark Corp.	9,708	242,506
UMB Financial Corp.	5,469	311,842
Umpqua Holdings Corp.	32,243	580,052
Union Bankshares Corp.	6,713	156,010
United Bancorp, Inc.	3,115	27,942
United Bankshares, Inc.	9,308	374,461
United Community Banks, Inc.	6,703	139,892
United Community Financial Corp.	11,244	60,155
United Financial Bancorp, Inc.	7,872	105,878
United Security Bancshares (a)	3,895	19,631
Univest Corp. of Pennsylvania	2,482	50,534
Valley National Bancorp	33,096	341,220
Washington Federal, Inc.	14,111	329,492
Washington Trust Bancorp, Inc.	2,302	90,883
Waterstone Financial, Inc.	5,144	67,901
Webster Financial Corp.	13,130	519,292
WesBanco, Inc.	5,376	182,892
West BanCorp., Inc.	3,190	63,290
Westamerica BanCorp	3,780	191,457
Western Alliance Bancorp (a)	11,822	399,111
Westfield Financial, Inc.	3,799	27,771
Wilshire Bancorp, Inc.	11,170	141,077
Wintrust Financial Corp.	6,809	363,464
WSFS Financial Corp.	3,816	104,368
Yadkin Financial Corp. (a)	3,234	67,752
Your Community Bankshares, Inc.	321	8,786

		38,550,756
Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,333	309,243
Coca-Cola Bottling Co. Consolidated	775	117,079
Craft Brew Alliance, Inc. (a)	1,760	19,466
National Beverage Corp. (a)	2,173	48,871
Primo Water Corp. (a)	5,635	32,232
Willamette Valley Vineyards, Inc. (a)	2,312	15,999

		542,890
Chemicals — 2.5%
A. Schulman, Inc.	4,227	184,804
Aceto Corp.	4,209	103,668
Albemarle Corp.	16,595	917,206
American Vanguard Corp.	3,882	53,572
Ashland, Inc.	9,444	1,151,224
Axalta Coating Systems, Ltd. (a)	13,232	437,715
Axiall Corp.	10,323	372,144
Balchem Corp.	4,539	252,913
Cabot Corp.	9,198	342,993
Calgon Carbon Corp.	8,196	158,839
Cambrex Corp. (a)	4,637	203,750
Common Stocks	Shares	Value
Chemicals (concluded)
Celanese Corp., Series A	22,145	1,591,783
Chase Corp.	1,295	51,476
The Chemours Co. (a)	26,555	424,880
Chemtura Corp. (a)	11,318	320,413
Cytec Industries, Inc.	10,522	636,897
Ferro Corp. (a)	13,135	220,405
FutureFuel Corp.	3,639	46,834
Hawkins, Inc.	1,451	58,606
HB Fuller Co.	7,330	297,745
Huntsman Corp.	29,915	660,224
Innophos Holdings, Inc.	3,136	165,079
Innospec, Inc.	3,555	160,117
Intrepid Potash, Inc. (a)	8,477	101,215
KMG Chemicals, Inc.	1,469	37,371
Koppers Holdings, Inc.	3,035	75,025
Kraton Performance Polymers, Inc. (a)	5,043	120,427
Kronos Worldwide, Inc.	2,763	30,282
LSB Industries, Inc. (a)	2,939	120,029
Metabolix, Inc. (a)	2,331	8,741
Minerals Technologies, Inc.	5,120	348,826
NewMarket Corp.	1,568	696,020
Olin Corp.	11,378	306,637
OM Group, Inc.	4,674	157,046
OMNOVA Solutions, Inc. (a)	7,759	58,115
Platform Specialty Products Corp. (a)	18,129	463,740
PolyOne Corp.	13,217	517,710
Polypore International, Inc. (a)	6,803	407,364
Quaker Chemical Corp.	1,917	170,306
Rayonier Advanced Materials, Inc.	6,271	101,966
Rentech, Inc. (a)	30,656	32,802
RPM International, Inc.	19,860	972,544
Senomyx, Inc. (a)	7,801	41,813
Sensient Technologies Corp.	6,975	476,672
Stepan Co.	2,773	150,047
TOR Minerals International, Inc. (a)	1,000	6,250
Tredegar Corp.	3,711	82,050
Tronox Ltd., Class A	9,237	135,137
The Valspar Corp.	11,020	901,656
Westlake Chemical Corp.	6,033	413,803
WR Grace & Co. (a)	10,950	1,098,285
Zagg, Inc. (a)	5,548	43,940

		16,889,106
Construction & Materials — 2.2%
AAON, Inc.	6,260	140,975
Acuity Brands, Inc.	6,447	1,160,331
Advanced Drainage Systems, Inc.	3,685	108,081
AECOM (a)	22,993	760,608
Aegion Corp. (a)	5,959	112,863
Ameresco, Inc., Class A (a)	4,419	33,805
American DG Energy, Inc. (a)	13,435	5,374
American Woodmark Corp. (a)	2,023	110,962
AO Smith Corp.	11,063	796,315
Apogee Enterprises, Inc.	4,359	229,458
Argan, Inc.	1,758	70,900
Armstrong World Industries, Inc. (a)	6,693	356,603
BlueLinx Holdings, Inc. (a)	22,042	21,160
Blueprint Medicines Corp. (a)	760	20,132
Boise Cascade Co. (a)	5,751	210,947
Builders FirstSource, Inc. (a)	9,072	116,485
Chicago Bridge & Iron Co. NV (b)	14,092	705,164
Continental Building Products, Inc. (a)	3,762	79,717
Eagle Materials, Inc.	7,488	571,559
EMCOR Group, Inc.	9,063	432,940
Fortune Brands Home & Security, Inc.	23,350	1,069,897
Generac Holdings, Inc. (a)	10,137	402,946
Gibraltar Industries, Inc. (a)	4,428	90,198

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	5

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Materials (concluded)
Granite Construction, Inc.	5,285	$187,670
Great Lakes Dredge & Dock Corp. (a)	9,666	57,609
Griffon Corp.	6,030	95,998
Headwaters, Inc. (a)	11,016	200,712
Hill International, Inc. (a)	5,539	29,135
Installed Building Products, Inc. (a)	2,556	62,571
Insteel Industries, Inc.	2,430	45,441
Integrated Electrical Services, Inc. (a)	2,641	18,751
Inteliquent, Inc.	5,008	92,147
KBR, Inc.	21,553	419,852
Layne Christensen Co. (a)(b)	3,913	35,021
LB Foster Co., Class A	1,479	51,188
Lennox International, Inc.	6,038	650,232
Louisiana-Pacific Corp. (a)	21,467	365,583
Masonite International Corp. (a)	3,084	216,219
MasTec, Inc. (a)	9,563	190,017
MDU Resources Group, Inc.	28,638	559,300
Mueller Water Products, Inc., Series A	23,943	217,881
MYR Group, Inc. (a)	3,640	112,694
NCI Building Systems, Inc. (a)	5,071	76,420
Nortek, Inc. (a)	1,408	117,047
Northwest Pipe Co. (a)	1,680	34,222
Omega Flex, Inc.	773	29,111
Orion Marine Group, Inc. (a)	5,034	36,346
Owens Corning	17,361	716,141
Patrick Industries, Inc. (a)	2,050	78,003
PGT, Inc. (a)	6,680	96,927
Ply Gem Holdings, Inc. (a)	2,715	32,010
Primoris Services Corp.	5,751	113,870
Quanex Building Products Corp.	5,802	124,337
Simpson Manufacturing Co., Inc.	6,005	204,170
Sterling Construction Co., Inc. (a)	4,288	17,152
Thermon Group Holdings, Inc. (a)	5,070	122,035
TopBuild Corp. (a)	5,664	164,256
TRC Cos., Inc. (a)	3,961	40,204
Trex Co., Inc. (a)	4,838	239,142
Tutor Perini Corp. (a)	5,832	125,855
Universal Forest Products, Inc.	2,945	153,228
US Concrete, Inc. (a)	1,780	67,444
USG Corp. (a)	13,109	364,299
Valmont Industries, Inc.	3,325	395,243
Watsco, Inc.	3,974	491,743
Watts Water Technologies, Inc., Class A	4,067	210,874

		15,265,520
Electricity — 1.3%
ALLETE, Inc.	6,108	283,350
Alliant Energy Corp.	16,456	949,840
Alteva (a)	1,815	13,032
Black Hills Corp.	6,519	284,554
Calpine Corp. (a)	50,494	908,387
Cleco Corp.	8,862	477,219
Covanta Holding Corp.	19,269	408,310
Dynegy, Inc. (a)	15,327	448,315
El Paso Electric Co.	6,267	217,214
The Empire District Electric Co.	7,217	157,331
Great Plains Energy, Inc.	23,267	562,131
Hawaiian Electric Industries, Inc.	15,006	446,128
IDACORP, Inc.	7,281	408,755
ITC Holdings Corp.	23,268	748,764
MGE Energy, Inc.	5,145	199,266
NorthWestern Corp.	6,771	330,086
Ormat Technologies, Inc.	5,432	204,678
Portland General Electric Co.	11,667	386,878
Talen Energy Corp. (a)	12,337	211,703
TerraForm Power, Inc., Class A (a)	4,948	187,925
U.S. Geothermal, Inc. (a)	35,662	18,901
Common Stocks	Shares	Value
Electricity (concluded)
UIL Holdings Corp.	8,278	379,298
Unitil Corp.	2,368	78,191
Vivint Solar, Inc. (a)(b)	3,153	38,372
Westar Energy, Inc.	19,630	671,739

		9,020,367
Electronic & Electrical Equipment — 2.8%
Adept Technology, Inc. (a)	3,068	22,090
Allied Motion Technologies, Inc.	1,620	36,385
American Science & Engineering, Inc.	1,261	55,244
Anixter International, Inc. (a)	3,990	259,948
API Technologies Corp. (a)	12,042	30,225
Arrow Electronics, Inc. (a)	14,139	788,956
Avnet, Inc.	20,039	823,803
AVX Corp.	6,723	90,492
AZZ, Inc.	3,732	193,318
Badger Meter, Inc.	2,135	135,551
Bel Fuse, Inc., Class B	2,157	44,262
Belden, Inc.	6,349	515,729
Benchmark Electronics, Inc. (a)	8,089	176,178
Brady Corp., Class A	7,004	173,279
Capstone Turbine Corp. (a)(b)	55,452	22,774
Checkpoint Systems, Inc.	6,943	70,680
Cognex Corp.	12,832	617,219
Coherent, Inc. (a)	3,768	239,193
Control4 Corp. (a)	2,832	25,176
CTS Corp.	5,283	101,803
CyberOptics Corp. (a)	2,661	26,903
Daktronics, Inc.	6,043	71,670
Electro Rent Corp.	3,274	35,556
Electro Scientific Industries, Inc.	5,070	26,719
eMagin Corp. (a)	8,818	23,280
Encore Wire Corp.	2,783	123,259
EnerNOC, Inc. (a)	4,406	42,738
EnerSys, Inc.	6,481	455,549
ESCO Technologies, Inc.	3,900	145,899
Fabrinet (a)	4,476	83,835
FARO Technologies, Inc. (a)	2,690	125,623
FEI Co.	6,138	509,024
General Cable Corp.	7,405	146,101
GrafTech International Ltd. (a)	18,515	91,834
Greatbatch, Inc. (a)	3,828	206,406
GSI Group, Inc. (a)	4,601	69,153
Houston Wire & Cable Co.	3,110	30,851
Hubbell, Inc., Class B	7,245	784,489
II-VI, Inc. (a)	8,248	156,547
Intevac, Inc. (a)	5,485	32,087
IntriCon Corp. (a)	2,740	20,057
IPG Photonics Corp. (a)	5,300	451,427
Itron, Inc. (a)	5,925	204,057
Jabil Circuit, Inc.	28,671	610,406
Kemet Corp. (a)	8,847	25,479
Keysight Technologies, Inc. (a)	24,979	779,095
Kimball Electronics, Inc. (a)	3,441	50,204
Knowles Corp. (a)(b)	12,733	230,467
Landauer, Inc.	1,837	65,471
LightPath Technologies, Inc., Class A (a)	6,052	10,652
Littelfuse, Inc.	3,360	318,830
LSI Industries, Inc.	3,465	32,363
MA-COM Technology Solutions Holdings, Inc. (a)	2,990	114,368
Magnetek, Inc. (a)	750	25,808
Maxwell Technologies, Inc. (a)(b)	5,619	33,545
Methode Electronics, Inc.	5,598	153,665
Mettler-Toledo International, Inc. (a)	4,187	1,429,693
MTS Systems Corp.	2,372	163,549
NAPCO Security Technologies, Inc. (a)	7,191	41,204
National Instruments Corp.	14,991	441,635

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic & Electrical Equipment (concluded)
Newport Corp. (a)	6,575	$124,662
NVE Corp.	974	76,362
Orion Energy Systems, Inc. (a)	7,855	19,716
OSI Systems, Inc. (a)	2,875	203,521
Park Electrochemical Corp.	3,206	61,427
Planar Systems, Inc. (a)	3,038	13,246
Plexus Corp. (a)	5,087	223,218
Powell Industries, Inc.	1,398	49,168
Regal-Beloit Corp.	6,603	479,312
Research Frontiers, Inc. (a)	5,552	29,648
Rofin-Sinar Technologies, Inc. (a)	4,390	121,164
Rogers Corp. (a)	2,784	184,134
Rubicon Technology, Inc. (a)	5,299	12,877
Sanmina Corp. (a)	12,085	243,634
Sensata Technologies Holding NV (a)	25,038	1,320,504
SL Industries, Inc. (a)	750	28,958
Trimble Navigation Ltd. (a)	38,479	902,717
TTM Technologies, Inc. (a)	9,582	95,724
Turtle Beach Corp. (a)(b)	2,949	6,724
Ultralife Corp. (a)	5,753	24,105
Universal Display Corp. (a)	6,229	322,226
Veeco Instruments, Inc. (a)	6,043	173,676
Vicor Corp. (a)	3,135	38,216
Vishay Intertechnology, Inc.	19,991	233,495
Vishay Precision Group, Inc. (a)	2,569	38,689
WESCO International, Inc. (a)	6,589	452,269
Zebra Technologies Corp., Class A (a)	7,587	842,536

		19,133,731
Financial Services — 4.2%
Actinium Pharmaceuticals, Inc. (a)(b)	5,544	14,692
Ally Financial, Inc. (a)	63,606	1,426,683
Artisan Partners Asset Management, Inc., Class A	5,352	248,654
Ashford, Inc. (a)	297	25,919
Asta Funding, Inc. (a)	2,169	18,176
Atlanticus Holdings Corp. (a)	251	886
BBCN Bancorp, Inc.	11,987	177,288
BGC Partners, Inc., Class A	26,284	229,985
Blackhawk Network Holdings, Inc. (a)	8,055	331,866
Calamos Asset Management, Inc., Class A	3,145	38,526
Cash America International, Inc.	4,407	115,419
CBOE Holdings, Inc.	12,523	716,566
CIT Group, Inc.	25,884	1,203,347
Cohen & Steers, Inc.	2,805	95,594
Cowen Group, Inc., Class A (a)	18,550	118,720
Credit Acceptance Corp. (a)	1,268	312,156
Diamond Hill Investment Group, Inc.	489	97,634
Eaton Vance Corp.	17,556	686,966
Encore Capital Group, Inc. (a)	3,846	164,378
Enova International, Inc. (a)	3,811	71,189
Essent Group Ltd. (a)	9,030	246,970
EverBank Financial Corp.	13,176	258,908
Evercore Partners, Inc., Class A	5,416	292,247
Ezcorp, Inc., Class A (a)	8,094	60,138
FBR & Co. (a)	1,765	40,842
Federal Agricultural Mortgage Corp., Class C	1,972	57,306
Federated Investors, Inc., Class B	14,119	472,845
Financial Engines, Inc.	7,688	326,586
First Cash Financial Services, Inc. (a)	4,540	206,979
The First Marblehead Corp. (a)	1,974	11,370
FNF Group	41,169	1,522,841
FNFV Group (a)	13,726	211,106
FXCM, Inc., Class A (b)	6,290	9,121
GAMCO Investors, Inc., Class A	650	44,662
Green Dot Corp., Class A (a)	6,145	117,492
Greenhill & Co., Inc.	3,945	163,047
HRG Group, Inc. (a)	16,267	211,471
Common Stocks	Shares	Value
Financial Services (concluded)
Imperial Holdings, Inc. (a)	5,857	33,912
Interactive Brokers Group, Inc., Class A	8,515	353,883
INTL FCStone Inc. (a)	2,298	76,386
Investment Technology Group, Inc.	5,739	142,327
Janus Capital Group, Inc.	22,005	376,726
Jason Industries, Inc. (a)	2,144	14,601
KCG Holdings, Inc., Class A (a)	12,151	149,822
Ladder Capital Corp., Class A	3,548	61,558
Ladenburg Thalmann Financial Services, Inc. (a)	17,747	62,115
Lazard Ltd., Class A	15,971	898,209
LendingClub Corp. (a)	8,842	130,420
LendingTree, Inc. (a)	1,296	101,879
Liberty Broadband Corp. (a)	9,664	494,410
Liberty Broadband Corp., Class A (a)	3,805	193,941
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,469	337,311
LPL Financial Holdings, Inc.	10,970	509,995
MarketAxess Holdings, Inc.	5,606	520,069
Marlin Business Services Corp.	1,640	27,683
MGIC Investment Corp. (a)	50,636	576,238
Moelis & Co., Class A	2,328	66,837
MoneyGram International, Inc. (a)	5,436	49,957
MSCI, Inc.	16,666	1,025,792
Nelnet, Inc., Class A	2,846	123,260
NewStar Financial, Inc. (a)	4,431	48,741
NorthStar Asset Management Group, Inc.	28,341	524,025
NRG Yield, Inc., Class A	5,105	112,259
NRG Yield, Inc., Class C	5,105	111,748
Ocwen Financial Corp. (a)	16,212	165,362
Oppenheimer Holdings, Inc., Class A	1,362	35,793
PICO Holdings, Inc. (a)	4,035	59,395
Piper Jaffray Cos. (a)	2,533	110,540
PRA Group, Inc. (a)	7,471	465,518
Pzena Investment Management, Inc., Class A	3,173	35,062
Radian Group, Inc.	27,973	524,773
Raymond James Financial, Inc.	18,758	1,117,602
RCS Capital Corp., Class A (a)	5,979	45,799
Resource America, Inc., Class A	4,370	36,752
Safeguard Scientifics, Inc. (a)	4,085	79,494
Santander Consumer USA Holdings, Inc. (a)	14,838	379,408
SEI Investments Co.	19,231	942,896
SLM Corp. (a)	62,809	619,925
Springleaf Holdings, Inc. (a)	6,625	304,154
Stewart Information Services Corp.	3,359	133,688
Stifel Financial Corp. (a)	9,844	568,393
Synchrony Financial (a)	18,515	609,699
Synergy Resources Corp. (a)	13,863	158,454
TD Ameritrade Holding Corp.	40,201	1,480,201
TESARO, Inc. (a)	3,826	224,931
U.S. Global Investors, Inc., Class A	4,302	11,960
Virtus Investment Partners, Inc.	1,102	145,740
Voya Financial, Inc.	31,156	1,447,819
Waddell & Reed Financial, Inc., Class A	12,433	588,205
Walker & Dunlop, Inc. (a)	4,056	108,457
Westwood Holdings Group, Inc.	1,350	80,420
WisdomTree Investments, Inc.	16,630	365,278
World Acceptance Corp. (a)	1,566	96,325
Xoom Corp. (a)	4,561	96,032

		28,510,754
Fixed Line Telecommunications — 0.2%
8x8, Inc. (a)	14,330	128,397
Cincinnati Bell, Inc. (a)	34,307	131,053
Consolidated Communications Holdings, Inc.	7,436	156,230
EarthLink Holdings Corp.	20,783	155,665
Fairpoint Communications, Inc. (a)	4,215	76,797
General Communication, Inc., Class A (a)	4,596	78,178
Hawaiian Telcom Holdco, Inc. (a)	1,381	36,044

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	7

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Fixed Line Telecommunications (concluded)
IDT Corp., Class B	2,546	$46,032
inContact, Inc. (a)	9,356	92,344
Lumos Networks Corp.	3,575	52,874
Straight Path Communications, Inc., Class B (a)(b)	2,210	72,466
Vonage Holdings Corp. (a)	26,555	130,385
Windstream Holdings, Inc.	14,595	93,116
Zayo Group Holdings, Inc. (a)	6,212	159,772

		1,409,353
Food & Drug Retailers — 0.9%
Casey’s General Stores, Inc.	5,753	550,792
The Chefs’ Warehouse, Inc. (a)	3,358	71,324
Core-Mark Holding Co., Inc.	3,391	200,917
Diplomat Pharmacy, Inc. (a)	5,128	229,478
The Fresh Market, Inc. (a)	6,722	216,045
GNC Holdings, Inc., Class A	13,048	580,375
Ingles Markets, Inc., Class A	1,683	80,397
Natural Health Trends Corp.	519	21,518
Omnicare, Inc.	14,393	1,356,540
PetMed Express, Inc.	3,455	59,668
Rite Aid Corp. (a)	134,751	1,125,171
Smart & Final Stores, Inc. (a)	4,080	72,909
SpartanNash Co.	5,543	180,369
Sprouts Farmers Market, Inc. (a)	21,463	579,072
Supervalu, Inc. (a)	30,827	249,390
United Natural Foods, Inc. (a)	7,431	473,206
Vitamin Shoppe, Inc. (a)	4,670	174,051
Weis Markets, Inc.	1,733	73,046

		6,294,268
Food Producers — 1.7%
Alico, Inc.	610	27,670
The Andersons, Inc.	3,787	147,693
B&G Foods, Inc.	8,499	242,476
Boulder Brands, Inc. (a)	9,299	64,535
Bunge Ltd.	21,420	1,880,676
Cal-Maine Foods, Inc.	4,369	228,062
Calavo Growers, Inc.	2,295	119,179
Darling International, Inc. (a)	24,513	359,361
Dean Foods Co.	14,232	230,131
Diamond Foods, Inc. (a)	4,042	126,838
Farmer Bros Co. (a)	1,037	24,370
Flowers Foods, Inc.	27,370	578,875
Fresh Del Monte Produce, Inc.	4,838	187,037
Golden Enterprises, Inc.	277	1,130
Griffin Land & Nurseries, Inc.	1,073	34,379
The Hain Celestial Group, Inc. (a)	15,198	1,000,940
Herbalife Ltd. (a)	10,030	552,553
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,583	844,629
J&J Snack Foods Corp.	2,209	244,470
John B Sanfilippo & Son, Inc.	1,174	60,931
Lancaster Colony Corp.	2,865	260,285
Lifevantage Corp. (a)	24,439	12,953
Lifeway Foods, Inc. (a)	1,804	34,619
Limoneira Co.	2,404	53,441
Mannatech, Inc. (a)	644	11,528
Medifast, Inc. (a)	2,128	68,777
MGP Ingredients, Inc.	2,244	37,744
Nutraceutical International Corp. (a)	2,417	59,797
Nutrisystem, Inc.	4,769	118,653
Omega Protein Corp. (a)	3,642	50,078
Phibro Animal Health Corp., Class A	2,025	78,853
Pilgrim’s Pride Corp.	9,076	208,476
Pinnacle Foods, Inc.	16,345	744,351
Post Holdings, Inc. (a)	7,946	428,528
Reliv International, Inc. (a)	414	522
Common Stocks	Shares	Value
Food Producers (concluded)
Rocky Mountain Chocolate Factory, Inc.	2,724	35,875
Sanderson Farms, Inc.	2,959	222,398
Seaboard Corp. (a)	40	143,960
Seneca Foods Corp., Class A (a)	1,057	29,353
Snyders-Lance, Inc.	7,549	243,606
Tootsie Roll Industries, Inc.	2,904	93,828
TreeHouse Foods, Inc. (a)	6,375	516,566
USANA Health Sciences, Inc. (a)	1,032	141,033
WhiteWave Foods Co. (a)	25,956	1,268,729

		11,819,888
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	3,010	172,473
Deltic Timber Corp.	1,749	118,302
Domtar Corp.	9,251	382,991
KapStone Paper and Packaging Corp.	12,554	290,249
Mercer International, Inc. (a)	5,661	77,442
Neenah Paper, Inc.	2,503	147,577
PH Glatfelter Co.	6,319	138,955
Resolute Forest Products (a)	14,370	161,663
Veritiv Corp. (a)	1,220	44,481
Wausau Paper Corp.	8,116	74,505

		1,608,638
Gas, Water & Multi-Utilities — 1.4%
American States Water Co.	5,550	207,515
American Water Works Co., Inc.	26,541	1,290,689
Aqua America, Inc.	26,225	642,250
Artesian Resources Corp., Class A	2,012	42,433
Atmos Energy Corp.	14,892	763,662
Avista Corp.	8,351	255,958
Cadiz, Inc. (a)(b)	3,708	32,223
California Water Service Group	7,627	174,277
Chesapeake Utilities Corp.	2,272	122,347
Connecticut Water Service, Inc.	1,969	67,261
Delta Natural Gas Co., Inc.	2,312	46,471
Gas Natural, Inc.	4,001	41,210
Genie Energy Ltd. (a)	4,413	46,204
The Laclede Group, Inc.	6,301	328,030
Middlesex Water Co.	2,966	66,913
National Fuel Gas Co.	12,125	714,041
New Jersey Resources Corp.	12,347	340,160
Northwest Natural Gas Co.	3,912	165,008
ONE Gas, Inc.	7,857	334,394
Piedmont Natural Gas Co., Inc.	11,306	399,215
PNM Resources, Inc.	11,804	290,379
Questar Corp.	25,194	526,807
RGC Resources, Inc.	2,449	48,980
SJW Corp.	2,006	61,564
South Jersey Industries, Inc.	9,788	242,057
Southwest Gas Corp.	6,558	348,951
UGI Corp.	25,443	876,511
Vectren Corp.	12,350	475,228
WGL Holdings, Inc.	7,203	391,051

		9,341,789
General Industrials — 1.2%
Actuant Corp., Class A	9,535	220,163
AEP Industries, Inc. (a)	774	42,725
Aptargroup, Inc.	9,224	588,215
Bemis Co., Inc.	14,485	651,970
Berry Plastics Group, Inc. (a)	17,427	564,635
Carlisle Cos., Inc.	9,655	966,659
Crown Holdings, Inc. (a)	19,290	1,020,634
Graphic Packaging Holding Co.	48,186	671,231
Greif, Inc., Class A	4,825	172,976
Harsco Corp.	11,862	195,723

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Industrials (concluded)
Landec Corp. (a)	4,398	$63,463
Multi-Color Corp.	1,853	118,370
Myers Industries, Inc.	3,762	71,478
Otter Tail Corp.	5,434	144,544
Packaging Corp. of America	14,540	908,605
Raven Industries, Inc.	5,522	112,262
Rexnord Corp. (a)	14,777	353,318
Silgan Holdings, Inc.	6,050	319,198
Sonoco Products Co.	14,883	637,885
TriMas Corp. (a)	6,652	196,899
UFP Technologies, Inc. (a)	1,471	30,773

		8,051,726
General Retailers — 5.0%
1-800-Flowers.com, Inc., Class A (a)	3,545	37,081
Aaron’s, Inc.	9,515	344,538
Abercrombie & Fitch Co., Class A	10,459	224,973
Advance Auto Parts, Inc.	10,855	1,729,093
Aéropostale, Inc. (a)	13,619	22,063
AMERCO, Inc.	872	285,066
America’s Car-Mart, Inc. (a)	1,386	68,358
American Eagle Outfitters, Inc.	25,954	446,928
American Public Education, Inc. (a)	2,731	70,241
ANN, Inc. (a)	6,914	333,877
Antero Resources Corp. (a)	8,623	296,114
Apollo Education Group, Inc. (a)	14,033	180,745
Asbury Automotive Group, Inc. (a)	4,058	367,736
Ascena Retail Group, Inc. (a)	19,462	324,140
Autobytel, Inc. (a)	2,429	38,840
Barnes & Noble, Inc. (a)	6,635	172,245
Beacon Roofing Supply, Inc. (a)	7,528	250,080
Big 5 Sporting Goods Corp.	2,684	38,140
Big Lots, Inc.	7,927	356,636
Blue Nile, Inc. (a)	1,962	59,625
The Bon-Ton Stores, Inc. (b)	2,228	10,293
Bridgepoint Education, Inc. (a)	2,758	26,366
Bright Horizons Family Solutions, Inc. (a)	5,369	310,328
The Buckle, Inc. (b)	4,058	185,735
Build-A-Bear Workshop, Inc. (a)	2,182	34,890
Burlington Stores, Inc. (a)	11,089	567,757
Cabela’s, Inc. (a)	7,045	352,109
Caleres, Inc.	6,294	200,023
Cambium Learning Group, Inc. (a)	10,557	45,078
Capella Education Co.	1,708	91,668
Career Education Corp. (a)	10,687	35,267
Carriage Services, Inc.	3,000	71,640
The Cato Corp., Class A	3,894	150,931
CDK Global, Inc.	23,937	1,292,119
Chegg, Inc. (a)	8,058	63,175
Chemed Corp.	2,560	335,616
Chico’s FAS, Inc.	22,823	379,546
The Children’s Place Retail Stores, Inc.	3,319	217,096
Christopher & Banks Corp. (a)	6,159	24,698
Citi Trends, Inc. (a)	2,851	68,994
Clean Energy Fuels Corp. (a)(b)	11,329	63,669
Collectors Universe, Inc.	1,741	34,716
Conn’s, Inc. (a)	3,781	150,106
The Container Store Group, Inc. (a)(b)	1,814	30,602
Copart, Inc. (a)	16,952	601,457
CST Brands, Inc.	11,223	438,370
Destination Maternity Corp.	2,029	23,658
Destination XL Group, Inc. (a)	9,670	48,447
Dick’s Sporting Goods, Inc.	14,303	740,466
Dillard’s, Inc., Class A	3,425	360,276
DSW, Inc., Class A	10,401	347,081
EVINE Live, Inc. (a)	7,906	21,267
Express, Inc. (a)	12,714	230,251

Common Stocks	Shares	Value
General Retailers (continued)
The Finish Line, Inc., Class A	6,992	$194,517
Five Below, Inc. (a)	8,060	318,612
Foot Locker, Inc.	20,957	1,404,329
Francesca’s Holdings Corp. (a)	6,825	91,933
Fred’s, Inc., Class A	5,006	96,566
FTD Cos., Inc. (a)	3,403	95,931
Gaiam, Inc., Class A (a)	3,595	23,511
Genesco, Inc. (a)	3,579	236,321
Grand Canyon Education, Inc. (a)	7,107	301,337
Group 1 Automotive, Inc.	3,061	278,031
GrubHub, Inc. (a)	2,739	93,318
Guess?, Inc.	9,240	177,131
Haverty Furniture Cos., Inc.	2,955	63,887
Hibbett Sports, Inc. (a)	3,771	175,653
Hillenbrand, Inc.	9,233	283,453
Houghton Mifflin Harcourt Co. (a)	16,442	414,338
HSN, Inc.	4,675	328,138
ITT Corp.	12,507	523,293
ITT Educational Services, Inc. (a)(b)	2,918	11,584
JC Penney Co., Inc. (a)	45,834	388,214
K12, Inc. (a)	4,637	58,658
KAR Auction Services, Inc.	20,829	779,005
Kirkland’s, Inc.	2,421	67,473
Lands’ End, Inc. (a)	2,102	52,193
Liquidity Services, Inc. (a)	4,477	43,114
Lithia Motors, Inc., Class A	3,413	386,215
Lumber Liquidators Holdings, Inc. (a)(b)	4,057	84,020
MarineMax, Inc. (a)	4,557	107,135
Matthews International Corp., Class A	4,391	233,338
Mattress Firm Holding Corp. (a)	2,248	137,016
The Men’s Wearhouse, Inc.	6,761	433,177
The Michaels Cos., Inc. (a)	6,964	187,401
Monro Muffler Brake, Inc.	4,602	286,060
Murphy USA, Inc. (a)	6,282	350,661
Office Depot, Inc. (a)	72,734	629,876
Outerwall, Inc.	2,875	218,816
Overstock.com, Inc. (a)	2,367	53,352
PCM, Inc. (a)	1,516	15,205
Penske Automotive Group, Inc.	6,156	320,789
The Pep Boys-Manny Moe & Jack (a)	7,918	97,154
Perfumania Holdings, Inc. (a)	1,362	7,736
Pier 1 Imports, Inc.	13,531	170,897
PriceSmart, Inc.	3,008	274,450
The Providence Service Corp. (a)	2,023	89,578
RealNetworks, Inc. (a)	6,577	35,582
Regis Corp. (a)	6,392	100,738
Rent-A-Center, Inc.	7,632	216,367
Restoration Hardware Holdings, Inc. (a)	5,326	519,977
Rollins, Inc.	14,241	406,296
Rush Enterprises, Inc., Class A (a)	5,240	137,340
Sally Beauty Holdings, Inc. (a)	18,538	585,430
Sears Holdings Corp. (a)(b)	7,621	203,481
Service Corp. International	29,925	880,693
ServiceMaster Global Holdings, Inc. (a)	10,700	387,019
Shoe Carnival, Inc.	2,127	61,385
Shutterfly, Inc. (a)	5,565	266,063
Signet Jewelers Ltd.	11,815	1,515,156
SolarCity Corp. (a)	7,663	410,354
Sonic Automotive, Inc., Class A	5,131	122,272
Sotheby’s	9,325	421,863
SP Plus Corp. (a)	2,950	77,025
Speed Commerce, Inc. (a)	21,832	6,113
Stage Stores, Inc.	4,672	81,900
Stamps.com, Inc. (a)	2,473	181,939
Stein Mart, Inc.	4,383	45,890
Strayer Education, Inc. (a)	1,653	71,244
Tile Shop Holdings, Inc. (a)	3,656	51,879

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (concluded)
Titan Machinery, Inc. (a)	2,671	$39,344
TrueCar, Inc. (a)	2,281	27,349
Tuesday Morning Corp. (a)	6,404	72,141
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,571	1,478,241
VCA, Inc. (a)	12,144	660,694
Weight Watchers International, Inc. (a)(b)	4,279	20,753
West Marine, Inc. (a)	2,322	22,384
Williams-Sonoma, Inc.	12,559	1,033,229
Winmark Corp.	574	56,539
Zumiez, Inc. (a)	3,388	90,222

		34,070,532
Health Care Equipment & Services — 5.1%
Abaxis, Inc.	3,253	167,464
ABIOMED, Inc. (a)	5,703	374,858
Acadia Healthcare Co., Inc. (a)	7,472	585,282
Accuray, Inc. (a)	11,934	80,435
AdCare Health Systems, Inc.	7,324	25,341
Addus HomeCare Corp. (a)	1,515	42,208
Air Methods Corp. (a)	5,450	225,303
Alere, Inc. (a)	11,626	613,271
Align Technology, Inc. (a)	10,842	679,902
Alliance HealthCare Services, Inc. (a)	2,209	41,286
Almost Family, Inc. (a)	1,625	64,854
Alphatec Holdings, Inc. (a)	22,800	31,464
Amedisys, Inc. (a)	5,567	221,177
American Caresource Holdings, Inc. (a)	2,753	5,010
Amsurg Corp. (a)	7,043	492,658
Analogic Corp.	1,873	147,780
AngioDynamics, Inc. (a)	4,266	69,962
Anika Therapeutics, Inc. (a)	2,272	75,044
Antares Pharma, Inc. (a)	22,489	46,777
AtriCure, Inc. (a)	4,748	116,991
Atrion Corp.	236	92,585
Bio-Rad Laboratories, Inc., Class A (a)	3,125	470,656
Bio-Reference Laboratories, Inc. (a)	3,943	162,649
Biolase, Inc. (a)	11,125	19,358
BioScrip, Inc. (a)(b)	10,652	38,667
BioTelemetry, Inc. (a)	5,058	47,697
Bovie Medical Corp. (a)	7,643	21,324
Brookdale Senior Living, Inc. (a)	27,294	947,102
Bruker Corp. (a)	16,384	334,397
Cantel Medical Corp.	5,342	286,705
Capital Senior Living Corp. (a)	4,670	114,415
Cardica, Inc. (a)	35,620	17,774
Cardiovascular Systems, Inc. (a)	4,419	116,883
Centene Corp. (a)	17,689	1,422,196
Cepheid, Inc. (a)	10,618	649,291
Cogentix Medical, Inc. (a)(b)	9,168	14,852
CollabRx, Inc. (a)(b)	7,828	5,407
Community Health Systems, Inc. (a)	17,251	1,086,295
CONMED Corp.	4,155	242,112
The Cooper Cos., Inc.	7,197	1,280,850
Corvel Corp. (a)	1,759	56,323
CryoLife, Inc.	4,639	52,328
Cutera, Inc. (a)	3,451	53,421
Cyberonics, Inc. (a)	3,907	232,310
Cynosure, Inc., Class A (a)	3,272	126,234
DexCom, Inc. (a)	10,858	868,423
Endologix, Inc. (a)	10,545	161,760
The Ensign Group, Inc.	3,228	164,822
Envision Healthcare Holdings, Inc. (a)	27,423	1,082,660
Escalon Medical Corp. (a)	1,399	1,861
Exactech, Inc. (a)	1,661	34,599
Five Star Quality Care, Inc. (a)	7,271	34,901
Fluidigm Corp. (a)	4,294	103,915
Fonar Corp. (a)	1,754	18,549
Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Genesis Healthcare, Inc. (a)	4,337	28,624
GenMark Diagnostics, Inc. (a)	7,145	64,734
Globus Medical, Inc., Class A (a)	9,945	255,288
Haemonetics Corp. (a)	7,730	319,713
Halyard Health, Inc. (a)	6,935	280,867
Hanger, Inc. (a)	5,275	123,646
Harvard Apparatus Regenerative Technology, Inc. (a)	3,656	5,228
Health Net, Inc. (a)	11,408	731,481
Healthcare Services Group, Inc.	10,637	351,553
HealthSouth Corp.	13,261	610,802
HealthStream, Inc. (a)	3,505	106,622
Healthways, Inc. (a)	5,860	70,203
HeartWare International, Inc. (a)	2,540	184,633
Hill-Rom Holdings, Inc.	8,350	453,655
HMS Holdings Corp. (a)	13,081	224,601
Hologic, Inc. (a)	36,239	1,379,256
Hooper Holmes, Inc. (a)	9,589	1,827
ICU Medical, Inc. (a)	2,084	199,355
IDEXX Laboratories, Inc. (a)	13,996	897,703
Insulet Corp. (a)	8,659	268,299
Integra LifeSciences Holdings Corp. (a)	3,741	252,031
Invacare Corp.	4,474	96,773
IPC The Hospitalist Co., Inc. (a)	2,772	153,541
Juno Therapeutics, Inc. (a)(b)	3,530	188,255
Kindred Healthcare, Inc.	12,231	248,167
LDR Holding Corp. (a)	2,169	93,809
LHC Group, Inc. (a)	1,911	73,096
LifePoint Hospitals, Inc. (a)	6,512	566,218
Magellan Health Services, Inc. (a)	3,955	277,127
Masimo Corp. (a)	7,186	278,386
MEDNAX, Inc. (a)	14,341	1,062,812
Meridian Bioscience, Inc.	6,734	125,522
Merit Medical Systems, Inc. (a)	6,737	145,115
Molina Healthcare, Inc. (a)	4,819	338,776
Nanosphere, Inc. (a)	2,462	7,977
National Healthcare Corp.	1,228	79,808
Natus Medical, Inc. (a)	4,764	202,756
Navidea Biopharmaceuticals, Inc. (a)(b)	30,416	48,970
Neogen Corp. (a)	5,821	276,148
NeoGenomics, Inc. (a)	6,964	37,675
Nevro Corp. (a)	1,150	61,812
NuVasive, Inc. (a)	7,143	338,435
NxStage Medical, Inc. (a)	9,415	134,493
Omnicell, Inc. (a)	5,708	215,249
OraSure Technologies, Inc. (a)	9,831	52,989
Orthofix International NV (a)	3,072	101,745
Owens & Minor, Inc.	9,299	316,166
PAREXEL International Corp. (a)	8,078	519,496
Perseon Corp. (a)	1,034	1,954
PharMerica Corp. (a)	4,711	156,876
Psychemedics Corp.	1,801	26,709
Quidel Corp. (a)	4,664	107,039
RadNet, Inc. (a)	5,911	39,545
ResMed, Inc.	20,826	1,173,962
Retractable Technologies, Inc. (a)	4,605	17,499
Rockwell Medical, Inc. (a)(b)	6,991	112,695
RTI Surgical, Inc. (a)	10,112	65,324
Select Medical Holdings Corp.	13,931	225,682
Sirona Dental Systems, Inc. (a)	8,295	832,984
Spark Therapeutics, Inc. (a)	1,118	67,382
Spectranetics Corp. (a)	6,589	151,613
Staar Surgical Co. (a)	5,027	48,561
STERIS Corp.	8,726	562,303
SurModics, Inc. (a)	2,327	54,498
Symmetry Surgical, Inc. (a)	2,920	25,462
T2 Biosystems, Inc. (a)(b)	371	6,021

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (concluded)
Team Health Holdings, Inc. (a)	10,519	$687,206
Teleflex, Inc.	6,132	830,579
Thoratec Corp. (a)	8,126	362,176
Tornier NV (a)	5,508	137,645
Triple-S Management Corp., Class B (a)	3,501	89,836
U.S. Physical Therapy, Inc.	1,930	105,687
Unilife Corp. (a)(b)	18,515	39,807
Universal American Corp. (a)	7,585	76,760
Utah Medical Products, Inc.	725	43,232
Vascular Solutions, Inc. (a)	2,838	98,535
VWR Corp. (a)	3,808	101,788
WellCare Health Plans, Inc. (a)	6,519	553,007
West Pharmaceutical Services, Inc.	10,466	607,865
Wright Medical Group, Inc. (a)	7,889	207,165
Zafgen, Inc. (a)	2,125	73,589
Zeltiq Aesthetics, Inc. (a)	4,388	129,314

		35,142,125
Household Goods & Home Construction — 1.9%
ACCO Brands Corp. (a)	17,340	134,732
Bassett Furniture Industries, Inc.	2,150	61,081
Beazer Homes USA, Inc. (a)	4,476	89,296
Blount International, Inc. (a)	7,808	85,263
Briggs & Stratton Corp.	6,754	130,082
Cavco Industries, Inc. (a)	1,223	92,263
Central Garden and Pet Co., Class A (a)	7,098	80,988
Church & Dwight Co., Inc.	18,827	1,527,434
Compx International, Inc.	1,034	11,788
Comstock Holdings Cos., Inc. (a)	12,106	6,743
The Dixie Group, Inc. (a)	2,900	30,450
Edgewell Personal Care Co.	8,828	1,161,323
Ethan Allen Interiors, Inc.	3,943	103,859
Flexsteel Industries, Inc.	965	41,582
Forward Industries, Inc. (a)	2,823	1,913
Herman Miller, Inc.	8,835	255,597
HNI Corp.	6,614	338,306
Hooker Furniture Corp.	1,876	47,106
Hovnanian Enterprises, Inc., Class A (a)	21,351	56,794
Interface, Inc.	9,409	235,695
iRobot Corp. (a)	4,579	145,978
Jarden Corp. (a)	26,649	1,379,086
KB Home	12,864	213,542
Knoll, Inc.	7,374	184,571
La-Z-Boy, Inc.	7,735	203,740
Libbey, Inc.	3,813	157,591
Lifetime Brands, Inc.	1,440	21,269
M/I Homes, Inc. (a)	4,013	99,001
MDC Holdings, Inc.	6,036	180,899
Meritage Homes Corp. (a)	5,757	271,097
National Presto Industries, Inc.	930	74,698
NVR, Inc. (a)	575	770,500
Oil-Dri Corp. of America	858	26,066
The Ryland Group, Inc.	6,843	317,310
The Scotts Miracle-Gro Co., Class A	6,580	389,602
Select Comfort Corp. (a)	8,141	244,800
Spectrum Brands Holdings, Inc.	4,044	412,448
Standard Pacific Corp. (a)	21,334	190,086
Steelcase, Inc., Class A	12,738	240,876
Taylor Morrison Home Corp., Class A (a)	4,677	95,224
Tempur Sealy International, Inc. (a)	9,199	606,214
Toll Brothers, Inc. (a)	23,636	902,659
TRI Pointe Homes, Inc. (a)	21,980	336,294
Tupperware Brands Corp.	6,669	430,417
Virco Manufacturing Corp. (a)	2,812	8,014
Wayfair, Inc., Class A (a)	1,677	63,122
WD-40 Co.	2,105	183,472
William Lyon Homes, Class A (a)	2,036	52,264

		12,693,135

Common Stocks	Shares	Value
Industrial Engineering — 2.6%
Accuride Corp. (a)	8,723	$33,584
AGCO Corp.	11,745	666,881
Alamo Group, Inc.	1,279	69,885
Albany International Corp., Class A	4,299	171,100
Altra Industrial Motion Corp.	4,066	110,514
American Railcar Industries, Inc.	1,354	65,859
Astec Industries, Inc.	2,562	107,143
Broadwind Energy, Inc. (a)	4,880	20,691
Ceco Environmental Corp.	2,961	33,548
Chicago Rivet & Machine Co.	494	13,832
CIRCOR International, Inc.	2,688	146,577
CLARCOR, Inc.	7,263	452,049
Colfax Corp. (a)	14,118	651,546
Columbus McKinnon Corp.	2,933	73,325
Commercial Vehicle Group, Inc. (a)	5,294	38,170
Crane Co.	6,692	393,021
Donaldson Co., Inc.	17,956	642,825
Douglas Dynamics, Inc.	3,742	80,378
Dynamic Materials Corp.	2,036	22,396
Energy Recovery, Inc. (a)(b)	7,157	19,610
EnPro Industries, Inc.	3,526	201,758
Federal Signal Corp.	9,560	142,540
Franklin Electric Co., Inc.	5,648	182,600
FreightCar America, Inc.	1,751	36,561
GATX Corp.	5,646	300,085
The Gorman-Rupp Co.	2,838	79,691
Graco, Inc.	8,698	617,819
Graham Corp.	1,902	38,972
The Greenbrier Cos., Inc.	3,794	177,749
H&E Equipment Services, Inc.	4,783	95,516
Hurco Cos., Inc.	1,150	39,813
Hyster-Yale Materials Handling, Inc.	1,589	110,086
IDEX Corp.	10,573	830,826
Inovalon Holdings, Inc. (a)	3,233	90,201
John Bean Technologies Corp.	4,210	158,254
Kadant, Inc.	1,829	86,329
Kennametal, Inc.	11,545	393,915
Key Technology, Inc. (a)	998	13,174
Kimball International, Inc., Class B	4,589	55,802
Lincoln Electric Holdings, Inc.	11,088	675,148
Lindsay Corp. (b)	1,910	167,908
Lydall, Inc. (a)	3,024	89,389
Manitex International, Inc. (a)(b)	2,717	20,758
The Manitowoc Co., Inc.	19,929	390,608
Materion Corp.	3,097	109,169
Meritor, Inc. (a)	15,080	197,850
MFRI, Inc. (a)	1,937	11,719
The Middleby Corp. (a)	8,505	954,516
Miller Industries, Inc.	1,717	34,254
MSA Safety, Inc.	4,526	219,556
Mueller Industries, Inc.	8,298	288,107
NACCO Industries, Inc., Class A	799	48,547
Navistar International Corp. (a)	10,412	235,624
NN, Inc.	2,760	70,435
Nordson Corp.	8,362	651,316
Oshkosh Corp.	11,659	494,108
Paylocity Holding Corp. (a)	2,243	80,412
PMFG, Inc. (a)	5,594	35,969
Proto Labs, Inc. (a)	3,441	232,199
Spartan Motors, Inc.	4,844	22,186
SPX Corp.	6,015	435,426
Standex International Corp.	1,909	152,586
Sun Hydraulics Corp.	3,649	139,063
Tennant Co.	2,738	178,901
Terex Corp.	16,034	372,790
The Timken Co.	10,371	379,267
TimkenSteel Corp.	5,808	156,758

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Engineering (concluded)
The Toro Co.	8,201	$555,864
Trinity Industries, Inc.	22,855	604,058
Twin Disc, Inc.	1,357	25,294
Wabash National Corp. (a)	10,790	135,307
Wabtec Corp.	14,355	1,352,815
Woodward, Inc.	8,289	455,812

		17,438,344
Industrial Metals & Mining — 0.6%
AK Steel Holding Corp. (a)	25,888	100,187
Ampco-Pittsburgh Corp.	1,402	21,198
Carpenter Technology Corp.	7,727	298,880
Century Aluminum Co. (a)	7,937	82,783
Cliffs Natural Resources, Inc. (b)	22,958	99,408
Commercial Metals Co.	17,156	275,869
Friedman Industries, Inc.	2,787	17,419
Globe Specialty Metals, Inc.	9,757	172,699
Handy & Harman Ltd. (a)	780	27,027
Haynes International, Inc.	1,874	92,426
Horsehead Holding Corp. (a)	8,576	100,511
Kaiser Aluminum Corp.	2,717	225,728
McEwen Mining, Inc. (a)(b)	43,669	41,874
Noranda Aluminum Holding Corp.	10,483	8,911
Olympic Steel, Inc.	1,597	27,852
Reliance Steel & Aluminum Co.	10,382	627,903
RTI International Metals, Inc. (a)	4,899	154,416
Steel Dynamics, Inc.	35,592	737,288
Synalloy Corp.	2,147	29,414
United States Steel Corp.	21,558	444,526
Universal Stainless & Alloy Products, Inc. (a)	1,302	25,584
Uranium Energy Corp. (a)(b)	19,733	31,375
Worthington Industries, Inc.	7,462	224,308

		3,867,586
Industrial Transportation — 1.2%
Air Lease Corp.	14,059	476,600
Air Transport Services Group, Inc. (a)	8,433	88,462
Aircastle Ltd.	9,655	218,879
ArcBest Corp.	3,738	118,868
Atlas Air Worldwide Holdings, Inc. (a)	3,637	199,890
Baltic Trading Ltd.	8,240	13,184
CAI International, Inc. (a)	2,930	60,329
Celadon Group, Inc.	3,676	76,020
Con-way, Inc.	8,325	319,430
Covenant Transportation Group, Inc., Class A (a)	1,989	49,844
Echo Global Logistics, Inc. (a)	3,502	114,375
Forward Air Corp.	4,372	228,481
FRP Holdings, Inc. (a)	1,004	32,560
Genesee & Wyoming, Inc., Class A (a)	7,645	582,396
Heartland Express, Inc.	7,962	161,071
Hub Group, Inc., Class A (a)	5,073	204,645
Kirby Corp. (a)	8,365	641,261
Knight Transportation, Inc.	8,733	233,520
Landstar System, Inc.	6,443	430,843
Marten Transport Ltd.	3,567	77,404
Matson, Inc.	6,157	258,840
Old Dominion Freight Line, Inc. (a)	10,098	692,773
PAM Transportation Services, Inc. (a)	840	48,762
Patriot Transportation Holding, Inc. (a)	334	8,233
PHH Corp. (a)	7,484	194,809
Quality Distribution, Inc. (a)	5,040	77,918
Rand Logistics, Inc. (a)	5,032	16,304
Roadrunner Transportation Systems, Inc. (a)	4,005	103,329
Saia, Inc. (a)	3,719	146,119
Swift Transportation Co. (a)	12,742	288,861
TAL International Group, Inc. (a)	5,188	163,941
Teekay Corp.	6,746	288,864
Common Stocks	Shares	Value
Industrial Transportation (concluded)
Textainer Group Holdings Ltd.	3,736	97,173
Universal Truckload Services, Inc.	912	20,028
USA Truck, Inc. (a)	1,622	34,435
UTI Worldwide, Inc. (a)	13,785	137,712
Werner Enterprises, Inc.	6,142	161,227
Wesco Aircraft Holdings, Inc. (a)	8,424	127,624
Willis Lease Finance Corp. (a)	1,351	24,818
World Fuel Services Corp.	10,829	519,251
XPO Logistics, Inc. (a)	10,037	453,472
YRC Worldwide, Inc. (a)	4,194	54,438

		8,246,993
Leisure Goods — 1.0%
Activision Blizzard, Inc.	73,279	1,774,085
Arctic Cat, Inc.	2,143	71,169
Black Diamond, Inc. (a)	4,738	43,779
Brunswick Corp.	13,581	690,730
Callaway Golf Co.	11,826	105,724
Drew Industries, Inc.	3,533	204,985
DTS, Inc. (a)	2,922	89,092
Escalade, Inc.	2,070	38,067
Glu Mobile, Inc. (a)	16,419	101,962
GoPro, Inc., Class A (a)	4,274	225,325
LeapFrog Enterprises, Inc. (a)	11,123	15,572
Marine Products Corp.	2,700	16,848
Nautilus, Inc. (a)	5,339	114,842
Polaris Industries, Inc.	9,032	1,337,730
Pool Corp.	6,348	445,503
RealD, Inc. (a)	7,446	91,809
Skullcandy, Inc. (a)	3,869	29,675
Take-Two Interactive Software, Inc. (a)	12,579	346,803
Thor Industries, Inc.	6,819	383,773
TiVo, Inc. (a)	15,413	156,288
Universal Electronics, Inc. (a)	2,531	126,145
Vista Outdoor, Inc. (a)	9,376	420,982
Winnebago Industries, Inc.	4,475	105,565

		6,936,453
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	11,039	297,832
Amerisafe, Inc.	3,237	152,333
Atlantic American Corp.	2,927	10,596
Citizens, Inc. (a)(b)	8,213	61,269
CNO Financial Group, Inc.	29,300	537,655
eHealth, Inc. (a)	2,920	37,055
Employers Holdings, Inc.	4,842	110,301
FBL Financial Group, Inc., Class A	1,432	82,655
Independence Holding Co.	2,198	28,992
Kansas City Life Insurance Co.	643	29,391
National Western Life Insurance Co., Class A	341	81,666
The Phoenix Cos., Inc. (a)	1,237	22,563
Primerica, Inc.	7,800	356,382
StanCorp Financial Group, Inc.	6,087	460,238
Symetra Financial Corp.	13,577	328,156

		2,597,084
Media — 4.5%
Acxiom Corp. (a)	11,392	200,271
AH Belo Corp.	3,599	20,154
AMC Networks, Inc., Class A (a)	8,771	717,906
Ascent Capital Group, Inc., Class A (a)	2,129	90,993
Bankrate, Inc. (a)	9,127	95,742
Beasley Broadcasting Group, Inc., Class A	784	3,630
Charter Communications, Inc., Class A (a)	12,132	2,077,605
Clear Channel Outdoor Holdings, Inc., Class A	6,448	65,318
ComScore, Inc. (a)	5,060	269,496
Constant Contact, Inc. (a)	4,980	143,225

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Crown Media Holdings, Inc., Class A (a)	8,667	$39,175
CSS Industries, Inc.	1,461	44,195
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	18,856	38,278
Dex Media, Inc. (a)(b)	1,243	907
DISH Network Corp., Class A (a)	31,412	2,126,907
Dolby Laboratories, Inc., Class A	6,533	259,229
DreamWorks Animation SKG, Inc., Class A (a)(b)	10,812	285,221
Emmis Communications Corp., Class A (a)	10,615	10,615
Entercom Communications Corp., Class A (a)	3,775	43,111
Entravision Communications Corp., Class A	9,442	77,708
EW Scripps Co.	8,572	195,870
FactSet Research Systems, Inc.	5,739	932,645
Gannett Co., Inc. (a)	16,612	232,402
Global Eagle Entertainment, Inc. (a)	6,806	88,614
Graham Holdings Co., Class B	645	693,407
Gray Television, Inc. (a)	8,137	127,588
Groupon, Inc. (a)	62,537	314,561
Harte-Hanks, Inc.	6,749	40,224
IHS, Inc., Class A (a)	10,208	1,313,055
John Wiley & Sons, Inc., Class A	6,707	364,660
Journal Media Group, Inc.	2,589	21,463
Lamar Advertising Co., Class A	11,870	682,288
Lee Enterprises, Inc. (a)	5,134	17,096
Liberty Global PLC (a)	88,250	4,468,097
Liberty Global PLC, Class A (a)	37,168	2,009,674
Liberty Interactive Corp., Series A (a)	65,093	1,806,331
Liberty Media Corp., Class A (a)	13,851	499,190
Liberty Media Corp., Class C (a)	29,461	1,057,650
Liberty Ventures, Series A (a)	20,301	797,220
Lions Gate Entertainment Corp.	13,408	496,766
Live Nation Entertainment, Inc. (a)	21,689	596,231
Marchex, Inc., Class B	5,246	25,968
Martha Stewart Living Omnimedia, Class A (a)	6,396	39,911
The McClatchy Co., Class A (a)	10,903	11,775
Media General, Inc. (a)	13,851	228,819
Meredith Corp.	5,493	286,460
Morningstar, Inc.	2,925	232,684
National CineMedia, Inc.	10,222	163,143
New Media Investment Group, Inc.	5,686	101,950
The New York Times Co., Class A	18,910	258,121
Nexstar Broadcasting Group, Inc., Class A	4,695	262,920
Outfront Media, Inc.	20,084	506,920
Pandora Media, Inc. (a)	27,458	426,697
QuinStreet, Inc. (a)	7,427	47,904
RetailMeNot, Inc. (a)	6,149	109,637
Saga Communications, Inc., Class A	1,186	44,890
Scholastic Corp.	3,799	167,650
Sinclair Broadcast Group, Inc., Class A	10,956	305,782
Sirius XM Holdings, Inc. (a)	388,191	1,447,952
Sizmek, Inc. (a)	4,901	34,797
Spanish Broadcasting System, Inc. (a)	1,474	9,950
SPAR Group, Inc. (a)	3,165	4,115
Starz, Class A (a)	11,658	521,346
TechTarget, Inc. (a)	4,373	39,051
TheStreet, Inc.	16,585	30,019
Time, Inc.	15,923	366,388
Tribune Co., Class A	12,964	692,148
Tribune Publishing Co.	2,998	46,589
Value Line, Inc.	1,830	18,995
WebMD Health Corp. (a)	5,811	257,311
XO Group, Inc. (a)	4,623	75,586
Yelp, Inc. (a)	9,127	392,735

		30,522,931
Mining — 0.3%
Alpha Natural Resources, Inc. (a)(b)	38,190	11,530
Common Stocks	Shares	Value
Mining (concluded)
Arch Coal, Inc. (a)(b)	32,421	11,023
Cloud Peak Energy, Inc. (a)	9,192	42,835
Coeur Mining, Inc. (a)	20,713	118,271
Compass Minerals International, Inc.	4,903	402,732
General Moly, Inc. (a)	21,436	15,175
Golden Minerals Co. (a)(b)	9,302	3,271
Hecla Mining Co.	55,170	145,097
Peabody Energy Corp.	41,463	90,804
Royal Gold, Inc.	9,697	597,238
Solitario Exploration & Royalty Corp. (a)	15,315	9,648
Stillwater Mining Co. (a)	18,398	213,233
SunCoke Energy, Inc.	10,366	134,758
Timberline Resources Corp. (a)	1,250	687
U.S. Silica Holdings, Inc. (b)	7,972	234,058
Walter Energy, Inc. (b)	18,006	3,925
Westmoreland Coal Co. (a)	2,842	59,057

		2,093,342
Mobile Telecommunications — 0.8%
Atlantic Tele-Network, Inc.	1,510	104,311
Globalstar, Inc. (a)(b)	36,156	76,289
Iridium Communications, Inc. (a)	12,372	112,462
NTELOS Holdings Corp. (a)	3,146	14,535
ORBCOMM, Inc. (a)	8,861	59,812
Pacific DataVision, Inc. (a)	1,534	64,627
SBA Communications Corp., Class A (a)	19,178	2,204,895
Shenandoah Telecommunications Co.	3,515	120,318
Spok Holdings, Inc.	3,740	62,982
Sprint Corp. (a)	117,624	536,365
T-Mobile U.S., Inc. (a)	39,634	1,536,610
Telephone & Data Systems, Inc.	14,216	417,950
Towerstream Corp. (a)	15,223	27,249
United States Cellular Corp. (a)	1,892	71,272

		5,409,677
Nonlife Insurance — 3.6%
Alleghany Corp. (a)	2,411	1,130,180
Allied World Assurance Co. Holdings AG	13,951	602,962
Ambac Financial Group, Inc. (a)	5,024	83,599
American Financial Group, Inc.	10,792	701,912
American National Insurance Co.	1,162	118,896
AmTrust Financial Services, Inc.	4,552	298,202
Arch Capital Group Ltd. (a)	19,056	1,275,990
Argo Group International Holdings Ltd.	4,274	238,062
Arthur J Gallagher & Co.	24,680	1,167,364
Aspen Insurance Holdings Ltd.	9,163	438,908
Assured Guaranty Ltd.	23,146	555,273
Axis Capital Holdings Ltd.	14,687	783,845
Baldwin & Lyons, Inc., Class B	1,784	41,068
Brown & Brown, Inc.	17,694	581,425
CNA Financial Corp.	2,651	101,295
Donegal Group, Inc., Class A	1,871	28,495
EMC Insurance Group, Inc.	1,351	33,870
Endurance Specialty Holdings Ltd.	6,510	427,707
Enstar Group Ltd. (a)	1,616	250,399
Erie Indemnity Co., Class A	3,720	305,300
Everest Re Group Ltd.	6,521	1,186,887
Federated National Holding Co.	2,537	61,395
First Acceptance Corp. (a)	8,599	27,517
First American Financial Corp.	15,873	590,634
Global Indemnity PLC (a)	1,701	47,764
Greenlight Capital Re Ltd. (a)	4,775	139,287
The Hanover Insurance Group, Inc.	6,470	478,974
HCC Insurance Holdings, Inc.	14,267	1,096,276
HCI Group, Inc.	1,432	63,309
Hilltop Holdings, Inc. (a)	12,181	293,440
Horace Mann Educators Corp.	6,108	222,209

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	13

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Nonlife Insurance (concluded)
Infinity Property & Casualty Corp.	1,707	$129,459
Kemper Corp.	7,376	284,345
Maiden Holdings Ltd.	8,194	129,301
Markel Corp. (a)	2,099	1,680,627
MBIA, Inc. (a)	21,455	128,945
Meadowbrook Insurance Group, Inc.	7,057	60,690
Mercury General Corp.	3,553	197,724
Montpelier Re Holdings Ltd.	5,876	232,102
National General Holdings Corp.	7,230	150,601
National Interstate Corp.	1,767	48,274
The Navigators Group, Inc. (a)	1,693	131,309
Old Republic International Corp.	36,117	564,509
OneBeacon Insurance Group Ltd.	3,598	52,207
PartnerRe Ltd.	7,170	921,345
ProAssurance Corp.	8,546	394,911
Reinsurance Group of America, Inc.	10,033	951,831
RenaissanceRe Holdings Ltd.	6,693	679,406
RLI Corp.	5,503	282,799
Safety Insurance Group, Inc.	2,120	122,345
Selective Insurance Group, Inc.	8,290	232,535
State Auto Financial Corp.	2,450	58,678
State National Cos., Inc.	4,785	51,822
Third Point Reinsurance Ltd. (a)	8,831	130,257
United Fire Group, Inc.	3,306	108,305
United Insurance Holdings Corp.	2,597	40,357
Universal Insurance Holdings, Inc.	4,997	120,927
Validus Holdings Ltd.	12,096	532,103
W.R. Berkley Corp.	14,141	734,342
White Mountains Insurance Group Ltd.	896	586,826
Willis Group Holdings PLC	26,501	1,242,897

		24,354,223
Oil & Gas Producers — 2.8%
Abraxas Petroleum Corp. (a)	16,317	48,135
Adams Resources & Energy, Inc.	460	20,516
Alon USA Energy, Inc.	3,887	73,464
Approach Resources, Inc. (a)(b)	5,719	39,175
Barnwell Industries, Inc. (a)	4,904	11,622
Bill Barrett Corp. (a)	7,950	68,290
Bonanza Creek Energy, Inc. (a)	5,754	105,010
C&J Energy Services, Ltd. (a)	7,389	97,535
California Resources Corp.	46,267	279,453
Callon Petroleum Co. (a)	9,629	80,113
Carrizo Oil & Gas, Inc. (a)	6,913	340,396
Cheniere Energy, Inc. (a)	32,745	2,267,919
Clayton Williams Energy, Inc. (a)	984	64,698
Cobalt International Energy, Inc. (a)	44,584	432,911
Comstock Resources, Inc. (b)	7,198	23,969
Concho Resources, Inc. (a)	17,725	2,018,168
Contango Oil & Gas Co. (a)	2,576	31,608
Continental Resources, Inc. (a)	12,761	540,939
CVR Energy, Inc.	2,530	95,229
Dawson Geophysical Co. (a)	3,327	15,637
Delek U.S. Holdings, Inc.	7,735	284,803
Denbury Resources, Inc.	51,935	330,307
Diamondback Energy, Inc. (a)	8,833	665,832
Eclipse Resources Corp. (a)	7,534	39,629
Emerald Oil, Inc. (a)	816	3,468
Energen Corp.	10,882	743,241
Energy XXI Bermuda Ltd. (b)	15,824	41,617
EP Energy Corp., Class A (a)	4,851	61,753
Era Group, Inc. (a)	3,098	63,447
Escalera Resources Co. (a)	6,258	1,722
Evolution Petroleum Corp.	5,834	38,446
EXCO Resources, Inc. (b)	28,887	34,087
FX Energy, Inc. (a)	13,494	11,876
Gastar Exploration, Inc. (a)	10,078	31,141
Common Stocks	Shares	Value
Oil & Gas Producers (concluded)
Goodrich Petroleum Corp. (a)(b)	7,820	14,545
Gulfport Energy Corp. (a)	14,257	573,844
Halcon Resources Corp. (a)(b)	39,882	46,263
Harvest Natural Resources, Inc. (a)	13,559	23,728
HollyFrontier Corp.	29,294	1,250,561
Houston American Energy Corp. (a)	5,104	1,021
Isramco, Inc. (a)(b)	353	48,721
Kosmos Energy Ltd. (a)	16,595	139,896
Laredo Petroleum, Inc. (a)(b)	18,417	231,686
Magellan Petroleum Corp. (a)	26,079	10,953
Magnum Hunter Resources Corp. (a)(b)	30,270	56,605
Matador Resources Co. (a)	11,762	294,050
Memorial Resource Development Corp. (a)	11,262	213,640
Midstates Petroleum Co., Inc. (a)(b)	5,262	4,894
Miller Energy Resources, Inc. (a)(b)	13,027	4,755
Nabors Industries Ltd.	42,866	618,556
Northern Oil and Gas, Inc. (a)(b)	9,819	66,475
Oasis Petroleum, Inc. (a)	19,693	312,134
Pacific Ethanol, Inc. (a)	3,564	36,780
Panhandle Oil and Gas, Inc.	2,706	55,987
Parsley Energy, Inc., Class A (a)	9,081	158,191
PBF Energy, Inc.	12,837	364,828
PDC Energy, Inc. (a)	5,851	313,848
Penn Virginia Corp. (a)	11,473	50,252
PetroQuest Energy, Inc. (a)	11,732	23,229
Pioneer Energy Services Corp. (a)	10,165	64,446
PostRock Energy Corp. (a)	2,099	5,772
QEP Resources, Inc.	23,752	439,649
Resolute Energy Corp. (a)	11,641	11,251
Rex Energy Corp. (a)(b)	7,757	43,362
Ring Energy, Inc. (a)	3,377	37,789
Rosetta Resources, Inc. (a)	10,804	250,005
RSP Permian, Inc. (a)	7,337	206,243
Sanchez Energy Corp. (a)(b)	8,007	78,469
SandRidge Energy, Inc. (a)(b)	59,072	51,806
SemGroup Corp., Class A	6,508	517,256
SM Energy Co.	10,049	463,460
Stone Energy Corp. (a)	8,544	107,569
Swift Energy Co. (a)(b)	8,569	17,395
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	7,197	642,116
Triangle Petroleum Corp. (a)(b)	10,105	50,727
Ultra Petroleum Corp. (a)(b)	23,153	289,876
Vaalco Energy, Inc. (a)	10,701	22,900
W&T Offshore, Inc. (b)	5,629	30,847
Warren Resources, Inc. (a)	13,542	6,229
Western Refining, Inc.	10,469	456,658
Whiting Petroleum Corp. (a)	30,404	1,021,574
WPX Energy, Inc. (a)	30,349	372,686
ZaZa Energy Corp. (a)(b)	5,460	4,313
Zion Oil & Gas, Inc. (a)	14,230	27,179

		19,141,175
Oil Equipment, Services & Distribution — 1.6%
Atwood Oceanics, Inc.	8,724	230,663
Basic Energy Services, Inc. (a)	5,297	39,992
Bristow Group, Inc.	4,787	255,147
CARBO Ceramics, Inc.	2,969	123,599
Chart Industries, Inc. (a)	4,432	158,444
Civeo Corp.	17,493	53,703
Core Laboratories NV	6,458	736,470
Dakota Plains Holdings, Inc. (a)	17,287	20,571
DHT Holdings, Inc.	13,058	101,461
Dresser-Rand Group, Inc. (a)	11,523	981,529
Dril-Quip, Inc. (a)	5,676	427,119
Exterran Holdings, Inc.	10,122	330,483
Flotek Industries, Inc. (a)	7,402	92,747

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (concluded)
Forum Energy Technologies, Inc. (a)	9,628	$195,256
Frank’s International NV	5,137	96,781
Geospace Technologies Corp. (a)	2,032	46,838
Glori Energy, Inc. (a)(b)	7,230	10,339
Gulf Island Fabrication, Inc.	1,934	21,603
Gulfmark Offshore, Inc., Class A	3,659	42,444
Helix Energy Solutions Group, Inc. (a)	14,959	188,932
Hercules Offshore, Inc. (a)(b)	28,104	6,571
Hornbeck Offshore Services, Inc. (a)	5,026	103,184
ION Geophysical Corp. (a)	21,270	22,759
Key Energy Services, Inc. (a)	21,036	37,865
Matrix Service Co. (a)	4,402	80,469
McDermott International, Inc. (a)	35,472	189,420
Mitcham Industries, Inc. (a)	2,357	9,876
MRC Global, Inc. (a)	15,474	238,919
Natural Gas Services Group, Inc. (a)	2,416	55,133
Newpark Resources, Inc. (a)	13,319	108,283
NOW, Inc. (a)(b)	15,654	311,671
Oceaneering International, Inc.	14,596	680,028
OGE Energy Corp.	27,273	779,190
Oil States International, Inc. (a)	7,623	283,804
Par Petroleum Corp. (a)	3,939	73,738
Paragon Offshore PLC (b)	14,903	16,244
Parker Drilling Co. (a)	19,733	65,514
Patterson-UTI Energy, Inc.	21,578	405,990
PHI, Inc. (a)	2,122	63,702
Rowan Cos. PLC, Class A	18,357	387,516
RPC, Inc.	9,161	126,697
SEACOR Holdings, Inc. (a)	2,751	195,156
Seventy Seven Energy, Inc. (a)	6,107	26,199
Superior Energy Services, Inc.	22,678	477,145
Tesco Corp.	5,269	57,432
TETRA Technologies, Inc. (a)	12,273	78,302
Tidewater, Inc. (b)	7,273	165,315
Unit Corp. (a)	6,832	185,284
Weatherford International PLC (a)	114,754	1,408,032
Willbros Group, Inc. (a)	6,727	8,611

		10,802,170
Personal Goods — 1.1%
American Apparel, Inc. (a)(b)	30,838	15,111
Avon Products, Inc.	64,426	403,307
Carter’s, Inc.	7,900	839,770
Cherokee, Inc.	2,419	68,167
Columbia Sportswear Co.	3,859	233,315
Coty, Inc., Class A (a)	9,940	317,782
Crocs, Inc. (a)	13,180	193,878
Culp, Inc.	1,628	50,468
Deckers Outdoor Corp. (a)	5,161	371,437
Elizabeth Arden, Inc. (a)(b)	4,198	59,864
G-III Apparel Group Ltd. (a)	5,613	394,875
Helen of Troy Ltd. (a)	4,069	396,687
Iconix Brand Group, Inc. (a)	7,394	184,628
Inter Parfums, Inc.	2,513	85,266
Kate Spade & Co. (a)	18,892	406,934
Lakeland Industries, Inc. (a)	2,101	24,035
Lululemon Athletica, Inc. (a)	15,517	1,013,260
Movado Group, Inc.	2,713	73,685
Nu Skin Enterprises, Inc., Class A	8,749	412,340
Orchids Paper Products Co.	1,530	36,827
Oxford Industries, Inc.	2,293	200,523
Perry Ellis International, Inc. (a)	2,072	49,251
Quiksilver, Inc. (a)(b)	20,298	13,454
Revlon, Inc., Class A (a)	2,114	77,605
Rocky Brands, Inc.	1,306	24,422
Sequential Brands Group, Inc. (a)	3,848	58,836
Skechers U.S.A., Inc., Class A (a)	6,078	667,304
Common Stocks	Shares	Value
Personal Goods (concluded)
Steven Madden Ltd. (a)	8,659	370,432
Tumi Holdings, Inc. (a)	8,700	178,524
Unifi, Inc. (a)	2,706	90,651
Vera Bradley, Inc. (a)	3,446	38,836
Vince Holding Corp. (a)	2,205	26,416
Weyco Group, Inc.	882	26,301
Wolverine World Wide, Inc.	15,103	430,133

		7,834,324
Pharmaceuticals & Biotechnology — 7.0%
ACADIA Pharmaceuticals, Inc. (a)	11,962	500,969
Accelerate Diagnostics, Inc. (a)(b)	3,467	89,483
Acceleron Pharma, Inc. (a)	1,385	43,821
AcelRx Pharmaceuticals, Inc. (a)(b)	4,860	20,606
Achillion Pharmaceuticals, Inc. (a)	15,574	137,986
Acorda Therapeutics, Inc. (a)	6,488	216,245
Acura Pharmaceuticals, Inc. (a)(b)	16,021	15,813
Adamis Pharmaceuticals Corp. (a)	4,970	20,874
Advaxis, Inc. (a)	4,185	85,081
Aegerion Pharmaceuticals, Inc. (a)	4,247	80,566
Aerie Pharmaceuticals, Inc. (a)	2,379	41,989
Affymetrix, Inc. (a)	12,654	138,182
Agenus, Inc. (a)	13,328	115,021
Agios Pharmaceuticals, Inc. (a)	1,581	175,712
Akorn, Inc. (a)	11,657	508,945
Albany Molecular Research, Inc. (a)	4,097	82,841
Alder Biopharmaceuticals, Inc. (a)	2,358	124,903
Aldeyra Therapeutics, Inc. (a)	1,184	9,188
Alimera Sciences, Inc. (a)(b)	4,620	21,298
Alkermes PLC (a)	21,837	1,404,993
Alnylam Pharmaceuticals, Inc. (a)	10,797	1,294,236
AMAG Pharmaceuticals, Inc. (a)	3,609	249,238
Amicus Therapeutics, Inc. (a)	11,526	163,093
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	21,098
Anacor Pharmaceuticals, Inc. (a)	6,330	490,132
ANI Pharmaceuticals, Inc. (a)	1,511	93,758
Anthera Pharmaceuticals, Inc. (a)	3,306	28,498
Apricus Biosciences, Inc. (a)(b)	16,528	28,263
Aratana Therapeutics, Inc. (a)	4,081	61,705
Arena Pharmaceuticals, Inc. (a)	36,143	167,704
Ariad Pharmaceuticals, Inc. (a)	27,777	229,716
Arqule, Inc. (a)	20,616	32,986
Array BioPharma, Inc. (a)	21,612	155,823
Arrowhead Research Corp. (a)(b)	7,952	56,857
Assembly Biosciences, Inc. (a)	1,036	19,953
Atara Biotherapeutics, Inc. (a)	1,463	77,188
Athersys, Inc. (a)	16,987	20,554
Avalanche Biotechnologies, Inc. (a)	1,231	19,991
AVEO Pharmaceuticals, Inc. (a)	4,708	8,192
Bio Path Holdings, Inc. (a)(b)	11,397	13,107
Bio-Techne Corp.	5,409	532,624
BioCryst Pharmaceuticals, Inc. (a)	10,728	160,169
BioDelivery Sciences International, Inc. (a)	7,090	56,436
BioMarin Pharmaceutical, Inc. (a)	23,091	3,158,387
Biota Pharmaceuticals, Inc. (a)	12,324	25,511
Biotime, Inc. (a)(b)	11,313	41,066
Bluebird Bio, Inc. (a)	4,435	746,721
Calithera Biosciences, Inc. (a)(b)	2,540	18,136
Carbylan Therapeutics, Inc. (a)	2,232	15,959
CASI Pharmaceuticals, Inc. (a)	7,740	13,855
Catalent, Inc. (a)	10,910	319,990
Catalyst Pharmaceutical Partners, Inc. (a)	10,904	45,034
Cel-Sci Corp. (a)	21,543	14,218
Celladon Corp. (a)	4,574	5,763
Celldex Therapeutics, Inc. (a)	14,285	360,268
Cellular Biomedicine Group, Inc. (a)(b)	1,106	41,486
Cempra, Inc. (a)	4,783	164,344

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Cerus Corp. (a)(b)	14,774	$76,677
Charles River Laboratories International, Inc. (a)	7,090	498,711
Chimerix, Inc. (a)	5,137	237,329
Cleveland BioLabs, Inc. (a)	2,800	12,152
Clovis Oncology, Inc. (a)	4,492	394,757
Coherus Biosciences, Inc. (a)	732	21,155
Concert Pharmaceuticals, Inc. (a)	831	12,374
ContraVir Pharmaceuticals, Inc. (a)	3,821	19,411
Corbus Pharmaceuticals Holdings, Inc. (a)	1,964	6,049
Corcept Therapeutics, Inc. (a)	12,029	72,294
CorMedix, Inc. (a)	7,588	29,441
CTI BioPharma Corp. (a)	30,486	59,448
Cumberland Pharmaceuticals, Inc. (a)	4,500	32,175
Curis, Inc. (a)	24,444	80,910
Cytokinetics, Inc. (a)	7,734	51,972
Cytori Therapeutics, Inc. (a)(b)	19,551	10,890
CytRx Corp. (a)	9,758	36,300
Depomed, Inc. (a)	9,510	204,085
Dermira, Inc. (a)	2,405	42,208
Dicerna Pharmaceuticals, Inc. (a)	1,537	21,441
Discovery Laboratories, Inc. (a)	22,340	15,191
Durect Corp. (a)	26,685	63,777
Dyax Corp. (a)	21,301	564,476
Dynavax Technologies Corp. (a)	5,246	122,888
Eagle Pharmaceuticals, Inc. (a)	1,130	91,372
Emergent Biosolutions, Inc. (a)	4,834	159,280
Enanta Pharmaceuticals, Inc. (a)	1,609	72,389
Endocyte, Inc. (a)	6,241	32,391
Enzo Biochem, Inc. (a)	8,028	24,325
Epizyme, Inc. (a)	3,207	76,968
Esperion Therapeutics, Inc. (a)	2,063	168,671
Exact Sciences Corp. (a)	13,101	389,624
Exelixis, Inc. (a)(b)	33,152	124,652
Fate Therapeutics, Inc. (a)	1,168	7,557
Fibrocell Science, Inc. (a)	3,103	16,353
FibroGen, Inc. (a)	1,149	27,001
Five Prime Therapeutics, Inc. (a)	3,175	78,867
Flexion Therapeutics, Inc. (a)	1,067	23,357
Fortress Biotech, Inc. (a)(b)	6,807	22,872
Foundation Medicine, Inc. (a)(b)	2,635	89,168
Galena Biopharma, Inc. (a)	24,162	41,075
Galmed Pharmaceuticals Ltd. (a)	2,061	20,734
Genocea Biosciences, Inc. (a)	887	12,179
Genomic Health, Inc. (a)	3,102	86,205
GenVec, Inc. (a)	8,267	16,865
Geron Corp. (a)	25,126	107,539
GTx, Inc. (a)	17,845	26,232
Halozyme Therapeutics, Inc. (a)	15,534	350,758
Harvard Bioscience, Inc. (a)	8,239	46,962
Heat Biologics, Inc. (a)(b)	1,258	7,548
Hemispherx Biopharma, Inc. (a)	68,726	14,054
Heron Therapeutics, Inc. (a)	3,775	117,629
Histogenics Corp. (a)	1,354	8,747
Horizon Pharma PLC (a)	20,084	697,718
iBio, Inc. (a)	11,809	11,219
Idera Pharmaceuticals, Inc. (a)(b)	13,765	51,068
IGI Laboratories, Inc. (a)(b)	4,271	26,907
Ignyta, Inc. (a)	2,711	40,909
Illumina, Inc. (a)	21,073	4,601,500
Immune Design Corp. (a)	594	12,266
Immunogen, Inc. (a)	13,864	199,364
Immunomedics, Inc. (a)	17,696	71,846
Impax Laboratories, Inc. (a)	9,851	452,358
INC Research Holdings, Inc., Class A (a)	1,328	53,279
Incyte Corp. (a)	23,115	2,408,814
Infinity Pharmaceuticals, Inc. (a)	7,013	76,792
Inovio Pharmaceuticals, Inc. (a)(b)	9,975	81,396
Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Insmed, Inc. (a)	8,705	212,576
Insys Therapeutics, Inc. (a)	2,856	102,588
Intercept Pharmaceuticals, Inc. (a)	2,031	490,243
Intrexon Corp. (a)	5,140	250,832
Invitae Corp. (a)	658	9,791
Ironwood Pharmaceuticals, Inc. (a)	19,090	230,225
Isis Pharmaceuticals, Inc. (a)	17,419	1,002,463
IsoRay, Inc. (a)(b)	15,938	23,588
Jazz Pharmaceuticals PLC (a)	9,015	1,587,271
Juniper Pharmaceuticals, Inc. (a)	4,676	42,785
Karyopharm Therapeutics, Inc. (a)	3,090	84,079
Keryx Biopharmaceuticals, Inc. (a)(b)	14,848	148,183
Kite Pharma, Inc. (a)	1,642	100,113
KYTHERA Biopharmaceuticals, Inc. (a)	2,895	218,022
La Jolla Pharmaceutical Co. (a)	1,601	39,241
Lannett Co., Inc. (a)	4,175	248,162
Lexicon Pharmaceuticals, Inc. (a)	6,186	49,797
Ligand Pharmaceuticals, Inc., Class B (a)	2,972	299,875
Lion Biotechnologies, Inc. (a)	5,019	46,024
Loxo Oncology, Inc. (a)	423	7,627
Luminex Corp. (a)	6,305	108,824
MacroGenics, Inc. (a)	3,492	132,591
MannKind Corp. (a)(b)	38,077	216,658
Medgenics, Inc. (a)	3,825	23,447
The Medicines Co. (a)	10,184	291,364
Medivation, Inc. (a)	11,561	1,320,266
MEI Pharma, Inc. (a)	3,849	6,582
Merrimack Pharmaceuticals, Inc. (a)	13,761	170,155
MiMedx Group, Inc. (a)	13,619	157,844
Minerva Neurosciences, Inc. (a)	1,890	10,962
Momenta Pharmaceuticals, Inc. (a)	8,170	186,358
Myriad Genetics, Inc. (a)(b)	10,767	365,970
Nektar Therapeutics (a)	20,082	251,226
Neothetics, Inc. (a)	1,077	9,693
Neuralstem, Inc. (a)(b)	17,361	33,680
Neurocrine Biosciences, Inc. (a)	11,310	540,166
NewLink Genetics Corp. (a)	2,889	127,896
Northwest Biotherapeutics, Inc. (a)(b)	6,764	67,167
Novavax, Inc. (a)	38,748	431,653
Omeros Corp. (a)	4,956	89,158
OncoMed Pharmaceuticals, Inc. (a)	1,527	34,357
Oncothyreon, Inc. (a)	17,944	67,111
Ophthotech Corp. (a)	1,618	84,233
Opko Health, Inc. (a)	35,588	572,255
Orexigen Therapeutics, Inc. (a)	18,080	89,496
Organovo Holdings, Inc. (a)(b)	11,175	42,130
Osiris Therapeutics, Inc. (a)	3,311	64,432
Otonomy, Inc. (a)	2,432	55,912
OvaScience, Inc. (a)	2,920	84,476
Pacific Biosciences of California, Inc. (a)	10,142	58,418
Pacira Pharmaceuticals, Inc. (a)	5,453	385,636
Pain Therapeutics, Inc. (a)	8,736	15,113
Palatin Technologies, Inc. (a)	16,279	14,488
Paratek Pharmaceuticals, Inc.	1,099	28,321
PDL BioPharma, Inc.	24,747	159,123
Peregrine Pharmaceuticals, Inc. (a)	35,720	46,793
Pernix Therapeutics Holdings (a)	4,089	24,207
Pfenex, Inc. (a)	1,628	31,583
PharmAthene, Inc. (a)(b)	14,512	26,122
Portola Pharmaceuticals, Inc. (a)	7,608	346,544
Pozen, Inc. (a)	5,597	57,705
PRA Health Sciences, Inc. (a)	2,704	98,236
Prestige Brands Holdings, Inc. (a)	7,755	358,591
Progenics Pharmaceuticals, Inc. (a)	11,869	88,543
Proteon Therapeutics, Inc. (a)	837	14,949
Prothena Corp. PLC (a)	4,516	237,858
pSivida Corp. (a)	6,822	25,719

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (concluded)
PTC Therapeutics, Inc. (a)	3,396	$163,449
Puma Biotechnology, Inc. (a)	3,163	369,280
Quintiles Transnational Holdings, Inc. (a)	11,987	870,376
Radius Health, Inc. (a)	1,922	130,119
Raptor Pharmaceutical Corp. (a)	11,620	183,480
Receptos, Inc. (a)	4,586	871,569
Recro Pharma, Inc. (a)	2,152	27,804
Regulus Therapeutics, Inc. (a)	3,666	40,179
Relypsa, Inc. (a)	3,973	131,467
Repligen Corp. (a)	5,025	207,382
Repros Therapeutics, Inc. (a)	4,528	32,375
Retrophin, Inc. (a)	4,332	143,606
Revance Therapeutics, Inc. (a)	1,978	63,256
Rexahn Pharmaceuticals, Inc. (a)	44,878	27,272
Rigel Pharmaceuticals, Inc. (a)	16,778	53,857
Sage Therapeutics, Inc. (a)	1,458	106,434
Sagent Pharmaceuticals, Inc. (a)	3,816	92,767
Sangamo Biosciences, Inc. (a)	10,912	121,014
Sarepta Therapeutics, Inc. (a)	6,277	191,009
Sciclone Pharmaceuticals, Inc. (a)	8,444	82,920
Seattle Genetics, Inc. (a)	14,971	724,596
Sequenom, Inc. (a)(b)	22,329	67,880
Sorrento Therapeutics, Inc. (a)	4,557	80,294
Spectrum Pharmaceuticals, Inc. (a)	11,101	75,931
StemCells, Inc. (a)	26,556	14,354
Stemline Therapeutics, Inc. (a)	2,330	27,424
Sucampo Pharmaceuticals, Inc., Class A (a)	3,182	52,280
Sunesis Pharmaceuticals, Inc. (a)	8,280	24,923
Supernus Pharmaceuticals, Inc. (a)	4,327	73,472
Synergy Pharmaceuticals, Inc. (a)(b)	13,164	109,261
Synta Pharmaceuticals Corp. (a)	15,752	35,127
Synthetic Biologics, Inc. (a)	13,497	38,466
Tetraphase Pharmaceuticals, Inc. (a)	5,221	247,684
TG Therapeutics, Inc. (a)	5,198	86,235
TherapeuticsMD, Inc. (a)	17,954	141,118
Theravance Biopharma, Inc. (a)(b)	3,971	51,702
Theravance, Inc. (b)	12,381	223,725
Threshold Pharmaceuticals, Inc. (a)	12,218	49,361
Tokai Pharmaceuticals, Inc. (a)	776	10,321
Tracon Pharmaceuticals, Inc. (a)	596	6,753
Trevena, Inc. (a)	2,136	13,371
Trovagene, Inc. (a)	4,545	46,132
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	3,765	385,498
United Therapeutics Corp. (a)	6,963	1,211,214
Vanda Pharmaceuticals, Inc. (a)	6,032	76,546
Verastem, Inc. (a)	1,711	12,901
Versartis, Inc. (a)	917	13,957
Vical, Inc. (a)	29,769	20,838
Vitae Pharmaceuticals, Inc. (a)	1,638	23,587
Vital Therapies, Inc. (a)(b)	1,082	22,830
Vivus, Inc. (a)(b)	17,507	41,317
Xencor Inc. (a)	4,814	105,764
XenoPort, Inc. (a)	10,358	63,495
XOMA Corp. (a)	14,458	56,097
ZIOPHARM Oncology, Inc. (a)(b)	18,794	225,528
ZS Pharma, Inc. (a)	2,326	121,859

		47,858,448
Real Estate Investment & Services — 1.4%
AG Mortgage Investment Trust, Inc.	4,392	75,894
Alexander & Baldwin, Inc.	6,845	269,693
Altisource Portfolio Solutions SA (a)(b)	2,384	73,403
American Realty Investors, Inc. (a)	1,631	7,910
American Residential Properties, Inc.	5,489	101,547
AV Homes, Inc. (a)	2,544	36,557
BBX Capital Corp. (a)	471	7,649
Common Stocks	Shares	Value
Real Estate Investment & Services (concluded)
CareTrust REIT, Inc.	6,408	81,189
Chimera Investment Corp.	29,947	410,573
Columbia Property Trust, Inc.	19,040	467,432
Communications Sales & Leasing, Inc.	17,792	439,818
Consolidated-Tomoka Land Co.	1,260	72,626
Dynex Capital, Inc.	8,841	67,368
Forest City Enterprises, Inc., Class A (a)	24,800	548,080
Forestar Group, Inc. (a)	5,654	74,407
Gaming and Leisure Properties, Inc.	13,835	507,191
Gramercy Property Trust, Inc.	8,444	197,336
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,605	92,330
HFF, Inc., Class A	5,216	217,664
The Howard Hughes Corp. (a)	5,350	767,939
InfraREIT, Inc.	3,194	90,582
Jones Lang LaSalle, Inc.	6,678	1,141,938
Kennedy-Wilson Holdings, Inc.	12,220	300,490
Maui Land & Pineapple Co., Inc. (a)	5,106	29,002
Monogram Residential Trust, Inc.	25,062	226,059
Nationstar Mortgage Holdings, Inc. (a)	5,571	93,593
Paramount Group, Inc.	21,818	374,397
QTS Realty Trust, Inc., Class A	3,182	115,984
RE/MAX Holdings, Inc., Class A	1,928	68,463
Realogy Holdings Corp. (a)	21,697	1,013,684
Reis, Inc.	1,837	40,745
Rexford Industrial Realty, Inc.	8,906	129,850
Select Income REIT	5,768	119,052
The St. Joe Co. (a)	13,438	208,692
STORE Capital Corp.	4,204	84,500
Tejon Ranch Co. (a)	2,659	68,363
Xenia Hotels & Resorts, Inc.	16,772	364,623
Zillow Group, Inc., Class A (a)(b)	6,356	551,320

		9,537,943
Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust	9,781	284,725
Agree Realty Corp.	3,375	98,449
Alexander’s, Inc.	462	189,420
Alexandria Real Estate Equities, Inc.	10,706	936,347
Altisource Residential Corp.	9,073	152,880
American Assets Trust, Inc.	5,207	204,166
American Campus Communities, Inc.	16,705	629,611
American Capital Agency Corp.	52,885	971,497
American Capital Mortgage Investment Corp.	7,748	123,891
American Homes 4 Rent, Class A	22,043	353,570
American Realty Capital Properties, Inc.	137,666	1,119,225
Annaly Capital Management, Inc.	134,514	1,236,184
Anworth Mortgage Asset Corp.	19,542	96,342
Apollo Commercial Real Estate Finance, Inc.	8,652	142,152
Apollo Residential Mortgage, Inc.	5,765	84,688
Arbor Realty Trust, Inc.	9,585	64,795
Arlington Asset Investment Corp.	1,883	36,831
ARMOUR Residential REIT, Inc.	59,489	167,164
Ashford Hospitality Prime, Inc.	3,025	45,436
Ashford Hospitality Trust, Inc.	12,545	106,131
Associated Estates Realty Corp.	8,526	244,099
BioMed Realty Trust, Inc.	29,840	577,106
Blackstone Mortgage Trust, Inc., Class A	11,847	329,584
Bluerock Residential Growth REIT, Inc.	2,612	33,068
Brandywine Realty Trust	26,057	346,037
Brixmor Property Group, Inc.	24,709	571,519
BRT Realty Trust (a)	3,601	25,315
Camden Property Trust	12,790	950,041
Campus Crest Communities, Inc.	10,740	59,500
Capstead Mortgage Corp.	14,263	158,319
CBL & Associates Properties, Inc.	25,753	417,199
Cedar Realty Trust, Inc.	12,109	77,498

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	17

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Chambers Street Properties	36,585	$290,851
Chatham Lodging Trust	5,995	158,688
Chesapeake Lodging Trust	8,518	259,629
CIM Commercial Trust Corp.	2,227	39,351
Colony Financial, Inc.	16,376	370,916
Coresite Realty Corp.	3,688	167,583
Corporate Office Properties Trust	13,407	315,601
Cousins Properties, Inc.	29,483	306,034
CubeSmart	23,628	547,224
CyrusOne, Inc.	6,699	197,286
CYS Investments, Inc.	22,803	176,267
DCT Industrial Trust, Inc.	12,800	402,432
DDR Corp.	44,148	682,528
DiamondRock Hospitality Co.	28,502	365,111
Digital Realty Trust, Inc.	20,156	1,344,002
Douglas Emmett, Inc.	20,008	539,016
Duke Realty Corp.	50,717	941,815
DuPont Fabros Technology, Inc.	10,020	295,089
EastGroup Properties, Inc.	4,779	268,723
Education Realty Trust, Inc.	5,688	178,376
Empire State Realty Trust, Inc., Class A	15,855	270,486
EPR Properties	8,582	470,122
Equity Commonwealth (a)	18,596	477,359
Equity Lifestyle Properties, Inc.	11,790	619,918
Equity One, Inc.	10,596	247,311
Excel Trust, Inc.	11,118	175,331
Extra Space Storage, Inc.	16,391	1,069,021
Federal Realty Investment Trust	10,139	1,298,705
FelCor Lodging Trust, Inc.	17,523	173,127
First Industrial Realty Trust, Inc.	15,801	295,953
First Potomac Realty Trust	10,450	107,635
Franklin Street Properties Corp.	14,004	158,385
Geo Group, Inc.	10,840	370,294
Getty Realty Corp.	4,945	80,900
Gladstone Commercial Corp.	5,198	86,079
Government Properties Income Trust	8,160	151,368
Hatteras Financial Corp.	14,982	244,207
Healthcare Realty Trust, Inc.	14,365	334,130
Healthcare Trust of America, Inc., Class A	17,919	429,160
Hersha Hospitality Trust	7,533	193,146
Highwoods Properties, Inc.	13,338	532,853
Home Properties, Inc.	8,525	622,751
Hospitality Properties Trust	22,405	645,712
Hudson Pacific Properties, Inc.	10,516	298,339
Independence Realty Trust, Inc.	7,288	54,879
Inland Real Estate Corp.	13,981	131,701
Invesco Mortgage Capital, Inc.	18,455	264,276
Investors Real Estate Trust	18,496	132,061
iStar Financial, Inc. (a)	11,846	157,789
Kilroy Realty Corp.	12,734	855,088
Kite Realty Group Trust	12,275	300,369
LaSalle Hotel Properties	16,516	585,657
Lexington Realty Trust	30,290	256,859
Liberty Property Trust	21,998	708,776
LTC Properties, Inc.	5,603	233,085
Mack-Cali Realty Corp.	12,852	236,862
Medical Properties Trust, Inc.	30,285	397,036
MFA Financial, Inc.	54,074	399,607
Mid-America Apartment Communities, Inc.	11,214	816,491
Monmouth Real Estate Investment Corp., Class A	9,962	96,831
National Health Investors, Inc.	4,862	302,903
National Retail Properties, Inc.	19,725	690,572
New Residential Investment Corp.	27,983	426,461
New Senior Investment Group, Inc.	9,744	130,277
New York Mortgage Trust, Inc.	18,994	142,075
New York REIT, Inc.	25,678	255,496
Newcastle Investment Corp.	9,524	42,096
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
NorthStar Realty Finance Corp.	41,442	658,928
Omega Healthcare Investors, Inc.	23,541	808,163
One Liberty Properties, Inc.	3,179	67,649
Parkway Properties, Inc.	11,880	207,187
Pebblebrook Hotel Trust	10,502	450,326
Pennsylvania Real Estate Investment Trust	10,676	227,826
PennyMac Mortgage Investment Trust (c)	10,450	182,144
Physicians Realty Trust	11,106	170,588
Piedmont Office Realty Trust, Inc., Class A	21,915	385,485
Post Properties, Inc.	8,052	437,787
Potlatch Corp.	6,073	214,498
PS Business Parks, Inc.	2,968	214,141
RAIT Financial Trust	9,876	60,342
Ramco-Gershenson Properties Trust	11,192	182,653
Rayonier, Inc.	19,359	494,622
Redwood Trust, Inc.	12,734	199,924
Regency Centers Corp.	13,766	811,919
Resource Capital Corp.	24,290	94,002
Retail Opportunity Investments Corp.	13,711	214,166
Retail Properties of America, Inc., Class A	33,618	468,299
RLJ Lodging Trust	18,894	562,663
Rouse Properties, Inc.	5,638	92,181
Sabra Health Care REIT, Inc.	8,533	219,639
Saul Centers, Inc.	1,932	95,035
Senior Housing Properties Trust	34,853	611,670
Silver Bay Realty Trust Corp.	6,204	101,063
Sovran Self Storage, Inc.	5,117	444,718
Spirit Realty Capital, Inc.	65,785	636,141
STAG Industrial, Inc.	9,762	195,240
Starwood Property Trust, Inc.	35,704	770,135
Starwood Waypoint Residential Trust	6,388	151,779
Strategic Hotels & Resorts, Inc. (a)	40,337	488,884
Summit Hotel Properties, Inc.	12,562	163,432
Sun Communities, Inc.	7,269	449,442
Sunstone Hotel Investors, Inc.	30,252	454,083
Supertel Hospitality, Inc. (a)	985	2,270
Tanger Factory Outlet Centers	14,142	448,301
Taubman Centers, Inc.	9,446	656,497
Terreno Realty Corp.	6,723	132,443
Two Harbors Investment Corp.	57,096	556,115
UDR, Inc.	38,133	1,221,400
UMH Properties, Inc.	6,889	67,512
United Development Funding IV (b)	5,051	88,291
Universal Health Realty Income Trust	1,725	80,144
Urban Edge Properties	12,647	262,931
Urstadt Biddle Properties, Inc., Class A	3,630	67,808
Walter Investment Management Corp. (a)(b)	5,793	132,486
Washington Real Estate Investment Trust	9,975	258,851
Weingarten Realty Investors	16,823	549,944
Western Asset Mortgage Capital Corp. (b)	6,076	89,743
WP Carey, Inc.	14,520	855,809
WP Glimcher, Inc.	28,031	379,259

		53,485,408
Software & Computer Services — 6.6%
ACI Worldwide, Inc. (a)	17,414	427,862
Actua Corp. (a)	6,343	90,451
Advent Software, Inc.	6,521	288,293
Allscripts Healthcare Solutions, Inc. (a)	25,177	344,421
American Software, Inc., Class A	5,062	48,089
Angie’s List, Inc. (a)	7,923	48,806
ANSYS, Inc. (a)	13,402	1,222,798
Arista Networks, Inc. (a)	856	69,969
Aspen Technology, Inc. (a)	12,975	591,011
Athenahealth, Inc. (a)	5,680	650,814
Authentidate Holding Corp. (a)	13,517	2,595
Barracuda Networks, Inc. (a)	1,476	58,479

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (continued)
Blackbaud, Inc.	6,868	$391,133
Blucora, Inc. (a)	6,758	109,142
Bottomline Technologies, Inc. (a)	6,036	167,861
Brightcove, Inc. (a)	4,499	30,863
BroadSoft, Inc. (a)	4,650	160,750
CACI International, Inc., Class A (a)	3,513	284,167
Cadence Design Systems, Inc. (a)	43,470	854,620
Calix, Inc. (a)	6,241	47,494
Callidus Software, Inc. (a)	7,998	124,609
CDW Corp.	17,339	594,381
ChannelAdvisor Corp. (a)	3,203	38,276
CIBER, Inc. (a)	11,476	39,592
Cogent Communications Group, Inc.	6,813	230,552
CommVault Systems, Inc. (a)	6,399	271,382
Computer Programs & Systems, Inc.	1,810	96,690
Computer Task Group, Inc.	2,432	18,775
Comverse, Inc. (a)	3,640	73,091
Cornerstone OnDemand, Inc. (a)	7,517	261,592
Covisint Corp. (a)	8,788	28,737
CSG Systems International, Inc.	5,270	166,848
Cvent, Inc. (a)	2,893	74,582
Datalink Corp. (a)	3,557	31,800
DealerTrack Holdings, Inc. (a)	6,632	416,423
Demandware, Inc. (a)	4,764	338,625
DeVry Education Group, Inc.	8,335	249,883
Digimarc Corp. (a)	1,549	69,922
DST Systems, Inc.	4,273	538,313
Ebix, Inc. (b)	4,986	162,593
Ellie Mae, Inc. (a)	4,145	289,280
Endurance International Group Holdings, Inc. (a)	8,529	176,209
Envestnet, Inc. (a)	5,244	212,015
EPAM Systems, Inc. (a)	3,534	251,727
EPIQ Systems, Inc.	4,838	81,665
Evolving Systems, Inc.	2,275	20,384
Fair Isaac Corp.	4,603	417,860
FalconStor Software, Inc. (a)	16,584	26,369
FireEye, Inc. (a)	5,004	244,746
Forrester Research, Inc.	1,834	66,061
Fortinet, Inc. (a)	21,117	872,766
Gartner, Inc. (a)	12,987	1,114,025
Gigamon, Inc. (a)	3,301	108,900
Gogo, Inc. (a)	7,884	168,954
GSE Systems, Inc. (a)	5,963	9,243
Guidance Software, Inc. (a)	4,351	36,853
Guidewire Software, Inc. (a)	10,363	548,514
The Hackett Group, Inc.	5,104	68,547
IAC/InterActiveCorp	11,345	903,743
iGATE Corp. (a)	5,207	248,322
Immersion Corp. (a)	5,072	64,262
IMS Health Holdings, Inc. (a)	11,956	366,451
Infoblox, Inc. (a)	7,904	207,164
Informatica Corp. (a)	16,305	790,303
Innodata, Inc. (a)	6,741	17,729
Interactive Intelligence Group, Inc. (a)	2,629	116,912
Internap Network Services Corp. (a)	9,928	91,834
Internet Patents Corp. (a)	1,044	3,153
IntraLinks Holdings, Inc. (a)	6,886	82,012
j2 Global, Inc.	6,861	466,136
The KEYW Holding Corp. (a)(b)	5,273	49,144
Leidos Holdings, Inc.	9,070	366,156
Limelight Networks, Inc. (a)	14,112	55,601
LivePerson, Inc. (a)	8,346	81,874
LogMeIn, Inc. (a)	3,729	240,483
Looksmart Ltd. (a)	6,321	3,943
Manhattan Associates, Inc. (a)	11,164	665,933
Marketo, Inc. (a)	4,275	119,956
Mastech Holdings, Inc. (a)	1,020	9,088
Common Stocks	Shares	Value
Software & Computer Services (continued)
MedAssets, Inc. (a)	9,470	208,908
Medidata Solutions, Inc. (a)	8,082	439,014
Mentor Graphics Corp.	14,157	374,169
Merge Healthcare, Inc. (a)	14,369	68,971
MicroStrategy, Inc., Class A (a)	1,382	235,051
Monotype Imaging Holdings, Inc.	5,834	140,658
Netscout Systems, Inc. (a)	5,584	204,765
NetSuite, Inc. (a)	5,292	485,541
NIC, Inc.	9,365	171,192
Nuance Communications, Inc. (a)	38,258	669,898
Palo Alto Networks, Inc. (a)	9,976	1,742,807
Paycom Software, Inc. (a)	177	6,045
PC-Tel, Inc.	3,495	25,094
PDF Solutions, Inc. (a)	4,645	74,320
Pegasystems, Inc.	5,608	128,367
Perficient, Inc. (a)	5,910	113,708
Premier, Inc., Class A (a)	4,858	186,839
Premiere Global Services, Inc. (a)	6,927	71,279
Progress Software Corp. (a)	7,757	213,317
Proofpoint, Inc. (a)	5,205	331,402
PROS Holdings, Inc. (a)	4,092	86,382
PTC, Inc. (a)	17,279	708,785
QAD, Inc., Class A	1,149	30,368
QAD, Inc., Class B	1,021	22,023
QLIK Technologies, Inc. (a)	13,596	475,316
Quality Systems, Inc.	7,462	123,645
Qualys, Inc. (a)	3,043	122,785
Rackspace Hosting, Inc. (a)	17,427	648,110
Rally Software Development Corp. (a)	348	6,769
RealPage, Inc. (a)	8,141	155,249
Rightside Group Ltd. (a)	1,909	12,924
RigNet, Inc. (a)	2,204	67,376
RingCentral, Inc., Class A (a)	4,396	81,282
Rocket Fuel, Inc. (a)(b)	3,265	26,773
Rosetta Stone, Inc. (a)	3,678	29,350
Rovi Corp. (a)	14,183	226,219
Science Applications International Corp.	5,931	313,453
SciQuest, Inc. (a)	4,688	69,429
Selectica, Inc. (a)	2,985	15,671
ServiceNow, Inc. (a)	19,648	1,460,043
Shutterstock, Inc. (a)	2,331	136,690
Silver Spring Networks, Inc. (a)	4,753	58,985
Smith Micro Software, Inc. (a)	12,346	14,198
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	9,881	455,811
Solera Holdings, Inc.	10,149	452,239
Splunk, Inc. (a)	18,046	1,256,363
SPS Commerce, Inc. (a)	2,710	178,318
SS&C Technologies Holdings, Inc.	10,017	626,062
Support.com, Inc. (a)	17,347	24,459
Synchronoss Technologies, Inc. (a)	5,413	247,536
Synopsys, Inc. (a)	22,844	1,157,049
Syntel, Inc. (a)	4,578	217,363
Tableau Software, Inc., Class A (a)	5,977	689,148
Tangoe, Inc. (a)	6,350	79,883
TeleCommunication Systems, Inc., Class A (a)	11,480	37,999
TeleNav, Inc. (a)	4,941	39,775
Textura Corp. (a)(b)	2,789	77,618
Twitter, Inc. (a)	76,242	2,761,485
Tyler Technologies, Inc. (a)	5,002	647,159
The Ultimate Software Group, Inc. (a)	4,270	701,732
Unisys Corp. (a)	7,423	148,386
United Online, Inc. (a)	3,255	51,006
Unwired Planet, Inc. (a)	11,796	7,314
Vantiv, Inc., Class A (a)	21,651	826,852
VASCO Data Security International, Inc. (a)(b)	4,683	141,380
Vectrus, Inc. (a)	1,503	37,380

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	19

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (concluded)
Veeva Systems, Inc., Class A (a)	5,678	$159,154
Verint Systems, Inc. (a)	8,991	546,158
VirnetX Holding Corp. (a)(b)	6,877	28,883
Virtusa Corp. (a)	4,107	211,100
VMware, Inc., Class A (a)	12,821	1,099,273
Voltari Corp. (a)(b)	1,272	7,187
Web.com Group, Inc. (a)	7,721	187,003
Workday, Inc., Class A (a)	14,113	1,078,092
Zendesk, Inc. (a)	7,870	174,793
Zix Corp. (a)	11,716	60,572
zulily, Inc., Class A (a)	2,726	35,547
Zynga, Inc., Class A (a)	98,632	282,088

		44,895,938
Support Services — 4.7%
ABM Industries, Inc.	7,524	247,314
Acacia Research Corp.	8,239	72,256
The Advisory Board Co. (a)	6,368	348,139
AM Castle & Co. (a)(b)	3,838	23,680
Amdocs Ltd.	22,795	1,244,379
AMN Healthcare Services, Inc. (a)	7,283	230,070
Applied Industrial Technologies, Inc.	5,953	236,036
ARC Document Solutions, Inc. (a)	6,901	52,517
Barnes Group, Inc.	6,953	271,097
Barrett Business Services, Inc.	1,189	43,184
Bazaarvoice, Inc. (a)	9,540	56,191
Black Box Corp.	2,668	53,360
Booz Allen Hamilton Holding Corp.	14,180	357,903
The Brink’s Co.	7,075	208,217
Broadridge Financial Solutions, Inc.	17,796	889,978
Cardtronics, Inc. (a)	6,774	250,977
Cartesian, Inc. (a)	2,116	7,152
Casella Waste Systems, Inc. (a)	9,636	54,058
Cass Information Systems, Inc.	1,314	73,873
CBIZ, Inc. (a)	6,146	59,247
CDI Corp.	1,891	24,583
CEB, Inc.	5,083	442,526
Cenveo, Inc. (a)	14,736	31,240
Clean Harbors, Inc. (a)	7,978	428,738
Comfort Systems USA, Inc.	5,684	130,448
Convergys Corp.	14,319	364,991
CoreLogic, Inc. (a)	13,144	521,685
Corrections Corp. of America	17,381	574,963
CoStar Group, Inc. (a)	4,825	971,079
CRA International, Inc. (a)	1,964	54,737
Crawford & Co., Class B	3,747	31,587
Cross Country Healthcare, Inc. (a)	5,567	70,590
Deluxe Corp.	7,145	442,990
DHI Group, Inc. (a)	6,055	53,829
DigitalGlobe, Inc. (a)	10,483	291,323
DXP Enterprises, Inc. (a)	1,896	88,164
Ennis, Inc.	3,906	72,613
Essendant, Inc.	5,522	216,738
Euronet Worldwide, Inc. (a)	7,329	452,199
EVERTEC, Inc.	11,013	233,916
ExamWorks Group, Inc. (a)	5,411	211,570
ExlService Holdings, Inc. (a)	4,795	165,811
The ExOne Co. (a)(b)	1,607	17,838
Exponent, Inc.	4,030	180,463
FleetCor Technologies, Inc. (a)	11,159	1,741,474
Franklin Covey Co. (a)	2,677	54,316
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	6,078	250,657
Furmanite Corp. (a)	6,832	55,476
G&K Services, Inc., Class A	2,985	206,383
Genpact Ltd. (a)	23,032	491,273
Global Cash Access Holdings, Inc. (a)	10,402	80,511
Common Stocks	Shares	Value
Support Services (concluded)
Global Payments, Inc.	10,027	1,037,293
Global Power Equipment Group, Inc.	2,352	18,252
GP Strategies Corp. (a)	2,548	84,696
HD Supply Holdings, Inc. (a)	22,511	791,937
Heartland Payment Systems, Inc.	5,291	285,979
Heidrick & Struggles International, Inc.	2,323	60,584
Heritage-Crystal Clean, Inc. (a)	2,190	32,193
Higher One Holdings, Inc. (a)	7,183	21,477
Hudson Global, Inc. (a)	9,936	22,753
Huron Consulting Group, Inc. (a)	3,528	247,277
ICF International, Inc. (a)	3,065	106,846
Imperva, Inc. (a)	3,772	255,364
InnerWorkings, Inc. (a)	7,279	48,551
Insperity, Inc.	3,288	167,359
Jack Henry & Associates, Inc.	12,034	778,600
Kaman Corp.	3,831	160,672
Kelly Services, Inc., Class A	4,059	62,306
Kforce, Inc.	4,578	104,699
Korn/Ferry International	7,608	264,530
LifeLock, Inc. (a)	11,445	187,698
LinkedIn Corp., Class A (a)	15,674	3,238,719
Lionbridge Technologies, Inc. (a)	10,173	62,767
Manpowergroup, Inc.	11,570	1,034,127
MAXIMUS, Inc.	9,734	639,816
McGrath RentCorp	3,369	102,519
Mistras Group, Inc. (a)	3,074	58,345
Mobile Mini, Inc.	6,667	280,281
ModusLink Global Solutions, Inc. (a)	9,568	32,531
Monster Worldwide, Inc. (a)	14,709	96,197
MSC Industrial Direct Co., Inc., Class A	6,784	473,320
Navigant Consulting, Inc. (a)	7,309	108,685
NeuStar, Inc., Class A (a)	8,174	238,763
Odyssey Marine Exploration, Inc. (a)(b)	29,342	13,791
On Assignment, Inc. (a)	7,252	284,859
Park-Ohio Holdings Corp.	1,503	72,835
Perma-Fix Environmental Services (a)	4,810	18,326
Power Solutions International, Inc. (a)	649	35,059
PowerSecure International, Inc. (a)	3,462	51,099
PRGX Global, Inc. (a)	6,115	26,845
Quad/Graphics, Inc.	3,688	68,265
Quest Resource Holding Corp. (a)(b)	11,422	12,336
Rentrak Corp. (a)	1,899	132,550
Resources Connection, Inc.	5,694	91,616
RPX Corp. (a)	7,738	130,772
RR Donnelley & Sons Co.	31,443	548,051
Schnitzer Steel Industries, Inc., Class A	4,015	70,142
ServiceSource International, Inc. (a)	10,518	57,533
Sharps Compliance Corp. (a)	5,668	39,393
StarTek, Inc. (a)	3,340	19,706
Sykes Enterprises, Inc. (a)	5,857	142,032
Team, Inc. (a)	3,018	121,474
TeleTech Holdings, Inc.	2,778	75,228
Tetra Tech, Inc.	9,087	232,991
Towers Watson & Co., Class A	10,310	1,296,998
TriNet Group, Inc. (a)	4,046	102,566
TrueBlue, Inc. (a)	6,199	185,350
U.S. Ecology, Inc.	3,198	155,807
UniFirst Corp.	2,315	258,933
Universal Technical Institute, Inc.	3,377	29,042
Verisk Analytics, Inc., Class A (a)	21,961	1,597,882
Viad Corp.	3,107	84,231
WageWorks, Inc. (a)	4,939	199,783
Waste Connections, Inc.	17,611	829,830
WEX, Inc. (a)	5,704	650,085

		32,474,885

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment — 4.1%
3D Systems Corp. (a)(b)	15,538	$303,302
ADTRAN, Inc.	8,221	133,591
Advanced Energy Industries, Inc. (a)	5,935	163,153
Advanced Micro Devices, Inc. (a)	94,030	225,672
Agilysys, Inc. (a)	3,119	28,632
Alliance Fiber Optic Products, Inc.	2,653	49,213
Amkor Technology, Inc. (a)	16,514	98,754
Amtech Systems, Inc. (a)	2,148	22,318
ANADIGICS, Inc. (a)	24,964	18,224
Applied Micro Circuits Corp. (a)	11,676	78,813
ARRIS Group, Inc. (a)	19,575	598,995
Atmel Corp.	61,072	601,865
Axcelis Technologies, Inc. (a)	19,244	56,962
Brocade Communications Systems, Inc.	63,528	754,713
Brooks Automation, Inc.	9,688	110,928
Cabot Microelectronics Corp. (a)	3,440	162,058
CalAmp Corp. (a)	5,523	100,850
Cavium, Inc. (a)	8,042	553,370
Ceva, Inc. (a)	3,718	72,241
Ciena Corp. (a)	17,422	412,553
Cirrus Logic, Inc. (a)	9,278	315,730
Clearfield, Inc. (a)(b)	2,370	37,707
Cohu, Inc.	3,408	45,088
CommScope Holding Co., Inc. (a)	15,272	465,949
Comtech Telecommunications Corp.	2,512	72,974
Concurrent Computer Corp.	3,805	23,591
Cray, Inc. (a)	6,241	184,172
Cree, Inc. (a)	16,596	431,994
Cypress Semiconductor Corp. (a)	46,547	547,393
Dataram Corp. (a)	893	1,795
Diebold, Inc.	9,578	335,230
Digi International, Inc. (a)	4,719	45,066
Diodes, Inc. (a)	5,275	127,180
Dot Hill Systems Corp. (a)	11,411	69,835
DSP Group, Inc. (a)	3,838	39,647
Dycom Industries, Inc. (a)	5,349	314,789
EchoStar Corp., Class A (a)	6,289	306,148
Electronics for Imaging, Inc. (a)	6,964	303,004
Emcore Corp. (a)	6,726	40,491
Entegris, Inc. (a)	20,561	299,574
ePlus, Inc. (a)	862	66,072
Exar Corp. (a)	7,831	76,587
Extreme Networks, Inc. (a)	15,559	41,854
Fairchild Semiconductor International, Inc. (a)	17,501	304,167
Finisar Corp. (a)	15,304	273,482
FormFactor, Inc. (a)	8,934	82,193
Freescale Semiconductor Ltd. (a)	14,909	595,913
GSI Technology, Inc. (a)	4,254	22,163
Harmonic, Inc. (a)	14,595	99,684
Hutchinson Technology, Inc. (a)	11,051	18,897
ID Systems, Inc. (a)	3,541	21,600
Identiv, Inc. (a)	1,928	11,356
Ikanos Communications, Inc. (a)	3,345	6,891
Infinera Corp. (a)	19,028	399,207
Ingram Micro, Inc., Class A (a)	23,156	579,595
Inphi Corp. (a)	3,982	91,028
Insight Enterprises, Inc. (a)	5,928	177,306
Integrated Device Technology, Inc. (a)	21,842	473,971
Integrated Silicon Solution, Inc.	4,637	102,663
InterDigital, Inc.	5,542	315,284
Intersil Corp., Class A	18,669	233,549
Intra-Cellular Therapies, Inc. (a)	4,074	130,164
InvenSense, Inc. (a)	11,219	169,407
Ixia (a)	9,113	113,366
IXYS Corp.	3,911	59,838
JDS Uniphase Corp. (a)	34,310	397,310
Kopin Corp. (a)	11,813	40,755
Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Kulicke & Soffa Industries, Inc. (a)	11,109	130,086
KVH Industries, Inc. (a)	2,945	39,610
Lantronix, Inc. (a)	9,095	15,007
Lattice Semiconductor Corp. (a)	18,197	107,180
Lexmark International, Inc., Class A	8,961	396,076
Loral Space & Communications, Inc. (a)	2,066	130,406
LRAD Corp. (a)	8,678	17,269
Marvell Technology Group Ltd.	62,217	820,331
Mattson Technology, Inc. (a)	14,564	48,789
Maxim Integrated Products, Inc.	41,861	1,447,344
MaxLinear, Inc., Class A (a)	8,536	103,286
Mercury Systems, Inc. (a)	5,539	81,091
Micrel, Inc.	6,402	88,988
Microsemi Corp. (a)	14,005	489,475
MKS Instruments, Inc.	7,933	300,978
Monolithic Power Systems, Inc.	5,276	267,546
MoSys, Inc. (a)	14,659	27,852
Nanometrics, Inc. (a)	4,363	70,332
NCR Corp. (a)	24,962	751,356
NeoPhotonics Corp. (a)	614	5,606
NETGEAR, Inc. (a)	5,276	158,385
Nimble Storage, Inc. (a)	4,033	113,166
Oclaro, Inc. (a)	19,536	44,151
OmniVision Technologies, Inc. (a)	8,534	223,548
ON Semiconductor Corp. (a)	64,467	753,619
Optical Cable Corp.	1,750	6,020
PAR Technology Corp. (a)	5,236	25,709
Parkervision, Inc. (a)	17,069	6,403
PC Connection, Inc.	2,523	62,419
Pendrell Corp. (a)	24,359	33,372
Pericom Semiconductor Corp.	3,697	48,616
Photronics, Inc. (a)	9,668	91,943
Pixelworks, Inc. (a)	6,598	38,796
Plantronics, Inc.	6,288	354,077
PMC — Sierra, Inc. (a)	29,785	254,960
Polycom, Inc. (a)	20,720	237,037
Power Integrations, Inc.	4,285	193,596
QLogic Corp. (a)	13,193	187,209
Quantum Corp. (a)	45,364	76,212
QuickLogic Corp. (a)	9,826	15,623
Qumu Corp. (a)	2,149	17,708
Rambus, Inc. (a)	17,314	250,880
Ruckus Wireless, Inc. (a)	8,670	89,648
Rudolph Technologies, Inc. (a)	5,897	70,823
ScanSource, Inc. (a)	4,292	163,353
Seachange International, Inc. (a)	5,030	35,260
Semtech Corp. (a)	10,162	201,716
ShoreTel, Inc. (a)	10,755	72,919
Sigma Designs, Inc. (a)	6,824	81,410
Silicon Graphics International Corp. (a)	5,817	37,636
Silicon Laboratories, Inc. (a)	5,876	317,363
Solar3D, Inc. (a)	2,612	9,429
Sonic Foundry, Inc. (a)	2,214	14,900
Sonus Networks, Inc. (a)	8,411	58,204
SunEdison Semiconductor, Ltd. (a)	3,493	60,324
SunEdison, Inc. (a)	37,547	1,123,031
Super Micro Computer, Inc. (a)	5,222	154,467
Synaptics, Inc. (a)	5,441	471,925
SYNNEX Corp.	4,144	303,299
Systemax, Inc. (a)	1,844	15,932
Tech Data Corp. (a)	5,578	321,070
Teradyne, Inc.	32,264	622,373
Tessera Technologies, Inc.	6,781	257,542
Transact Technologies, Inc.	2,692	17,983
Ubiquiti Networks, Inc.	3,869	123,479
Ultra Clean Holdings, Inc. (a)	5,086	31,686
Ultratech, Inc. (a)	4,365	81,014

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	21

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (concluded)
VeriFone Systems, Inc. (a)	16,801	$570,562
ViaSat, Inc. (a)	6,472	390,003
Violin Memory, Inc. (a)	13,086	32,061
VOXX International Corp. (a)	4,073	33,724
West Corp.	5,906	177,771
Xcerra Corp. (a)	8,384	63,467

		27,994,297
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	32,446
Rock Creek Pharmaceuticals, Inc. (a)(b)	3,008	4,572
Schweitzer-Mauduit International, Inc.	4,593	183,169
Universal Corp.	3,264	187,092
Vector Group Ltd.	10,823	253,908

		661,187
Travel & Leisure — 5.0%
Alaska Air Group, Inc.	19,043	1,226,941
Allegiant Travel Co.	2,006	356,827
Ambassadors Group, Inc. (a)	4,485	10,943
AMC Entertainment Holdings, Inc., Class A	2,835	86,978
ARAMARK	30,582	947,125
Avis Budget Group, Inc. (a)	15,614	688,265
Belmond Ltd., Class A (a)	13,554	169,289
Biglari Holdings, Inc. (a)	296	122,470
BJ’s Restaurants, Inc. (a)	3,359	162,744
Bloomin’ Brands, Inc.	18,717	399,608
Bob Evans Farms, Inc.	3,677	187,711
Boyd Gaming Corp. (a)	12,757	190,717
Bravo Brio Restaurant Group, Inc. (a)	3,909	52,967
Brinker International, Inc.	9,551	550,615
Buffalo Wild Wings, Inc. (a)	2,850	446,567
Caesars Entertainment Corp. (a)(b)	6,057	37,069
Carmike Cinemas, Inc. (a)	3,932	104,355
Carrols Restaurant Group, Inc. (a)	7,191	74,786
Century Casinos, Inc. (a)	8,083	50,923
The Cheesecake Factory, Inc.	6,911	376,891
Choice Hotels International, Inc.	5,061	274,559
Churchill Downs, Inc.	1,778	222,339
Chuy’s Holdings, Inc. (a)	2,568	68,797
Cinemark Holdings, Inc.	15,285	613,998
ClubCorp Holdings, Inc.	4,059	96,929
Cracker Barrel Old Country Store, Inc.	3,544	528,623
Del Frisco’s Restaurant Group, Inc. (a)	3,799	70,775
Denny’s Corp. (a)	14,009	162,644
Diamond Resorts International, Inc. (a)	7,254	228,864
DineEquity, Inc.	2,576	255,256
Domino’s Pizza, Inc.	8,250	935,550
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	6,432
Dover Motorsports, Inc.	1,592	3,518
Dunkin’ Brands Group, Inc.	14,486	796,730
El Pollo Loco Holdings, Inc. (a)(b)	2,264	46,887
Eldorado Resorts, Inc. (a)	4,992	39,037
Empire Resorts, Inc. (a)(b)	4,138	21,062
Entertainment Gaming Asia, Inc. (a)	791	1,811
Extended Stay America, Inc.	8,087	151,793
Famous Dave’s Of America, Inc. (a)	1,498	30,035
Fiesta Restaurant Group, Inc. (a)	4,111	205,550
Full House Resorts, Inc. (a)	12,945	21,618
Gaming Partners International Corp. (a)	1,026	10,373
Hawaiian Holdings, Inc. (a)	7,966	189,193
Hertz Global Holdings, Inc. (a)	66,087	1,197,496
Hilton Worldwide Holdings, Inc. (a)	76,744	2,114,297
HomeAway, Inc. (a)	12,991	404,280
Hyatt Hotels Corp., Class A (a)	8,073	457,658
International Speedway Corp., Class A	3,864	141,693
Interval Leisure Group, Inc.	5,963	136,255
Common Stocks	Shares	Value
Travel & Leisure (concluded)
Isle of Capri Casinos, Inc. (a)	3,638	66,030
Jack in the Box, Inc.	5,737	505,774
Jamba, Inc. (a)	3,475	53,828
JetBlue Airways Corp. (a)	38,666	802,706
Krispy Kreme Doughnuts, Inc. (a)	9,909	190,847
La Quinta Holdings, Inc. (a)	13,129	299,998
Las Vegas Sands Corp.	52,349	2,751,987
Luby’s, Inc. (a)	5,639	27,349
The Madison Square Garden Co., Class A (a)	9,036	754,416
The Marcus Corp.	3,392	65,059
Marriott Vacations Worldwide Corp.	4,043	370,945
MGM Resorts International (a)	60,537	1,104,800
Monarch Casino & Resort, Inc. (a)	2,366	48,645
Morgans Hotel Group Co. (a)	6,164	41,545
Noodles & Co. (a)(b)	2,090	30,514
Norwegian Cruise Line Holdings Ltd. (a)	19,847	1,112,226
Orbitz Worldwide, Inc. (a)	13,464	153,759
Panera Bread Co., Class A (a)	3,838	670,767
Papa John’s International, Inc.	4,602	347,957
Penn National Gaming, Inc. (a)	10,530	193,226
Pinnacle Entertainment, Inc. (a)	8,495	316,694
Popeyes Louisiana Kitchen, Inc. (a)	3,692	221,483
Premier Exhibitions, Inc. (a)	849	3,693
RCI Hospitality Holdings, Inc. (a)	2,654	31,583
Reading International, Inc., Class A (a)	4,407	61,037
Red Lion Hotels Corp. (a)	7,412	56,776
Red Robin Gourmet Burgers, Inc. (a)	2,150	184,513
Regal Entertainment Group, Class A	12,421	259,723
Republic Airways Holdings, Inc. (a)	7,388	67,822
Ruby Tuesday, Inc. (a)	10,132	63,528
Ruth’s Hospitality Group, Inc.	6,029	97,187
Ryman Hospitality Properties	7,406	393,333
Sabre Corp.	15,348	365,282
Scientific Games Corp., Class A (a)(b)	7,878	122,424
SeaWorld Entertainment, Inc.	9,734	179,495
Six Flags Entertainment Corp.	13,122	588,522
SkyWest, Inc.	7,343	110,439
Sonic Corp.	8,050	231,840
Speedway Motorsports, Inc.	1,363	30,872
Spirit Airlines, Inc. (a)	10,892	676,393
Steiner Leisure Ltd. (a)	2,066	111,109
Texas Roadhouse, Inc.	9,345	349,783
Town Sports International Holdings, Inc. (a)	5,154	14,947
Travelport Worldwide, Ltd.	4,400	60,632
Travelzoo, Inc. (a)	2,100	23,688
United Continental Holdings, Inc. (a)	56,778	3,009,802
Vail Resorts, Inc.	5,278	576,358
Virgin America, Inc. (a)	2,052	56,389
The Wendy’s Co.	40,422	455,960
World Wrestling Entertainment, Inc. (b)	4,661	76,907
Zoe’s Kitchen, Inc. (a)	2,703	110,661

		34,179,096
Total Common Stocks — 97.3%		664,821,055

Other Interests (d)	Beneficial Interest (000)
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Other Interests (d)	Beneficial Interest (000)	Value
Travel & Leisure — 0.0%
FRD Acquisition Co.	$13	$—
Total Other Interests — 0.0%		45

Rights	Shares
Health Care Equipment & Services — 0.0%
Bioscrip, Inc. (a)	30	—
Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR (a)	8,850	22,302
Total Rights — 0.0%		22,302

Warrants (e)
Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrants, Expires 4/15/16, Strike Price $8.50)	2,485	—
Total Long-Term Investments (Cost — $408,777,568) — 97.3%		664,843,402
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(f)	15,798,490	15,798,490

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(f)(g)	$9,119	9,119,215
Total Short-Term Securities (Cost — $24,917,705) — 3.6%		24,917,705
Total Investments (Cost — $433,695,273) — 100.9%		689,761,107
Liabilities in Excess of Other Assets — (0.9)%		(6,261,213)

Net Assets — 100.0%		$683,499,894

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,546,804	4,251,686	[1]	—	15,798,490	$15,798,490	$6,373
BlackRock Liquidity Series, LLC, Money Market Series	$8,299,209	$820,006	[1]	—	$9,119,215	$9,119,215	$370,254	[2]
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	$182,144	$12,749
[1] Represents net shares/beneficial interest purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
78	Russell 2000 Mini Index	ICE Futures US Indicies	September 2015	$	9,753,120	$(90,696)
59	S&P MidCap 400 E-Mini Index	Chicago Mercantile	September 2015	$	8,838,790	(165,934)
Total						$(256,630)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	23

Schedule of Investments (continued)	Master Extended Market Index Series

entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$11,355,889	—	—	$11,355,889
Alternative Energy	841,267	—	—	841,267
Automobiles & Parts	13,947,817	—	—	13,947,817
Banks	38,516,770	$33,986	—	38,550,756
Beverages	542,890	—	—	542,890
Chemicals	16,889,106	—	—	16,889,106
Construction & Materials	15,265,520	—	—	15,265,520
Electricity	9,020,367	—	—	9,020,367
Electronic & Electrical Equipment	19,133,731	—	—	19,133,731
Financial Services	28,510,754	—	—	28,510,754
Fixed Line Telecommunications	1,409,353	—	—	1,409,353
Food & Drug Retailers	6,294,268	—	—	6,294,268
Food Producers	11,819,888	—	—	11,819,888
Forestry & Paper	1,608,638	—	—	1,608,638
Gas, Water & Multi-Utilities	9,341,789	—	—	9,341,789
General Industrials	8,051,726	—	—	8,051,726
General Retailers	34,070,532	—	—	34,070,532
Health Care Equipment & Services	35,142,125	—	—	35,142,125
Household Goods & Home Construction	12,693,135	—	—	12,693,135
Industrial Engineering	17,438,344	—	—	17,438,344
Industrial Metals & Mining	3,836,211	31,375	—	3,867,586
Industrial Transportation	8,246,993	—	—	8,246,993
Leisure Goods	6,936,453	—	—	6,936,453
Life Insurance	2,597,084	—	—	2,597,084
Media	30,522,931	—	—	30,522,931
Mining	2,093,342	—	—	2,093,342
Mobile Telecommunications	5,409,677	—	—	5,409,677
Nonlife Insurance	24,354,223	—	—	24,354,223
Oil & Gas Producers	19,141,175	—	—	19,141,175
Oil Equipment, Services & Distribution	10,802,170	—	—	10,802,170
Personal Goods	7,834,324	—	—	7,834,324
Pharmaceuticals & Biotechnology	47,858,448	—	—	47,858,448
Real Estate Investment & Services	9,537,943	—	—	9,537,943
Real Estate Investment Trusts (REITs)	53,485,408	—	—	53,485,408
Software & Computer Services	44,895,938	—	—	44,895,938
Support Services	32,474,885	—	—	32,474,885
Technology Hardware & Equipment	27,994,297	—	—	27,994,297
Tobacco	661,187	—	—	661,187
Travel & Leisure	34,179,096	—	—	34,179,096
Other Interests:
Technology Hardware & Equipment	—	—	$45	45
Rights:
Technology Hardware & Equipment	—	—	22,302	22,302
Short-Term Securities:
Money Market Funds	15,798,490	9,119,215	—	24,917,705

Total	$680,554,184	$9,184,576	$22,347	$689,761,107

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(256,630)	—	—	$(256,630)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$117,792	—	—	$117,792
Cash pledged for financial futures contracts	740,800	—	—	740,800
Liabilities:
Collateral on securities loaned at value	—	$(9,119,215)	—	(9,119,215)

Total	$858,592	$(9,119,215)	—	$(8,260,623)

During the six months ended June 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	25

Statement of Assets and Liabilities	Master Extended Market Index Series

June 30, 2015 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $8,557,861) (cost — $408,552,885)	$664,661,258
Investments at value — affiliated (cost — $25,142,388)	25,099,849
Cash	117,792
Cash pledged for financial futures contracts	740,800
Receivables:
Investments sold	2,418,804
Dividends	727,179
Contributions from investors	201,075
Securities lending income — affiliated	63,664
Variation margin receivable on financial futures contracts	44,613
Prepaid expenses	1,352

Total assets	694,076,386

Liabilities
Collateral on securities loaned at value	9,119,215
Payables:
Investments purchased	1,273,938
Investment advisory fees	5,055
Directors’ fees	3,651
Other affiliates	3,201
Other accrued expenses payable	171,432

Total liabilities	10,576,492

Net Assets	$683,499,894

Net Assets Consist of
Investors’ capital	$427,690,690
Net unrealized appreciation (depreciation)	255,809,204

Net Assets	$683,499,894

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Statement of Operations	Master Extended Market Index Series

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends — unaffiliated	$3,037,349
Securities lending — affiliated — net	370,254
Dividends — affiliated	19,122
Foreign taxes withheld	(5,455)

Total income	3,421,270

Expenses
Investment advisory	33,713
Accounting services	74,203
Custodian	37,945
Professional	37,741
Printing	12,678
Directors	11,683
Miscellaneous	27,608

Total expenses	235,571
Less fees waived by the Manager	(5,457)

Total expenses after fees waived	230,114

Net investment income	3,191,156

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	25,853,439
Financial futures contracts	1,139,915

26,993,354

Net change in unrealized appreciation (depreciation) on:
Investments	1,550,006
Financial futures contracts	(627,065)

922,941

Net realized and unrealized gain	27,916,295

Net Increase in Net Assets Resulting from Operations	$31,107,451

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	27

Statements of Changes in Net Assets

	Master Extended Market Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Operations
Net investment income	$3,191,156	$8,698,004
Net realized gain	26,993,354	20,960,291
Net change in unrealized appreciation (depreciation)	922,941	17,661,052

Net increase in net assets resulting from operations	31,107,451	47,319,347

Capital Transactions
Proceeds from contributions	41,157,704	107,596,542
Value of withdrawals	(49,790,318)	(109,758,116)

Net decrease in net assets derived from capital transactions	(8,632,614)	(2,161,574)

Net Assets
Total increase in net assets	22,474,837	45,157,773
Beginning of period	661,025,057	615,867,284

End of period	$683,499,894	$661,025,057

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Financial Highlights	Master Extended Market Index Series

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
		2014	2013	2012	2011	2010

Total Return
Total return	4.79%[1]	7.66%	37.98%	18.04%	(3.55)%	28.65%

Ratios to Average Net Assets
Total expenses	0.07%[2]	0.07%[3]	0.07%	0.10%	0.08%	0.08%

Total expenses after fees waived and/or reimbursed	0.07%[2]	0.07%[3]	0.06%	0.09%	0.08%	0.08%

Net investment income	0.93%[2]	1.35%[3]	1.32%	1.83%	1.29%	1.30%

Supplemental Data
Net assets, end of period (000)	$683,500	$661,025	$615,867	$398,305	$439,752	$437,426

Portfolio turnover rate	6%	10%	18%	12%	12%	15%

[1]	Aggregate total return.

[2]	Annualized.

[3]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	29

Notes to Financial Statements (Unaudited)	Master Extended Market Index Series

1. Organization:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“the Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

The Series values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the Manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g. financial futures contracts) that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior

30	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Notes to Financial Statements (continued)	Master Extended Market Index Series

security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan, all of which were classified as common stocks in the Series’ Schedule of Investments, and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of June 30, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of June 30, 2015, the following table is a summary of the Series’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$624,273	$(624,273)	—
BNP Paribas S.A.	292,907	(292,907)	—
Citigroup Global Markets, Inc.	1,551,663	(1,551,663)	—
Credit Suisse Securities (USA) LLC	125,381	(125,381)	—
Deutsche Bank Securities, Inc.	249,313	(249,313)	—
Goldman Sachs & Co.	1,931,935	(1,931,935)	—
JP Morgan Securities LLC	502,198	(502,198)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	78,822	(78,822)	—
Morgan Stanley	2,176,179	(2,176,179)	—
National Financial Services LLC	483,468	(483,468)	—
Nomura Securities International, Inc.	288	(288)	—
SG Americas Securities LLC	5,635	(5,635)	—
UBS Securities LLC	535,799	(535,799)	—

Total	$8,557,861	$(8,557,861)	—

[1]

Collateral with a value of $9,119,215 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	31

Notes to Financial Statements (continued)	Master Extended Market Index Series

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of a borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage economically its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Series invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2015
		Value
	Statement of Assets and Liabilities Location	Derivative Liabilities
Equity contracts	Net unrealized depreciation[1]	$(256,630)

[1]

Includes cumulative depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2015
	Net Realized Gain From	Net Change in Unrealized Appreciation (Depreciation) on
Equity contracts:
Financial futures contracts	$1,139,915	$(627,065)

For the six months ended June 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts — long	$19,980,245

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

32	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Notes to Financial Statements (continued)	Master Extended Market Index Series

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investments in other affiliated investment companies, if any. For the six months ended June 30, 2015, the amounts waived were $5,457.

For the six months ended June 30, 2015, the Series reimbursed the Manager $3,258 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired Series fees and expenses, and certain other Series expenses, which constitute extraordinary expenses, not incurred in the ordinary course of the Series’ business. The expense limitation as a percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2016 unless approved by the Board, including a majority of the Independent Directors.

The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Series is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2015, the Series paid BIM $92,564 for securities lending agent services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

For the six months ended June 30, 2015, purchases and sales of investments, excluding short-term securities, were $42,237,374 and $51,242,718, respectively.

7. Income Tax Information:

The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	33

Notes to Financial Statements (concluded)	Master Extended Market Index Series

Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$436,329,667

Gross unrealized appreciation	$287,556,991
Gross unrealized depreciation	(34,125,551)

Net unrealized appreciation	$253,431,440

8. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2015, the Series did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of June 30, 2015, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting such sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Disclosure of Investment Advisory Agreement	Master Extended Market Index Series

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance relative to its peers, benchmark, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper1, as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	35

Disclosure of Investment Advisory Agreement (continued)	Master Extended Market Index Series

discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; (g) sales and redemption data regarding the Portfolio’s interests; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the placement of Portfolio interests, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the

36	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Disclosure of Investment Advisory Agreement (continued)	Master Extended Market Index Series

methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-years periods reported, the Portfolio’s gross performance (before expenses and fees), as agreed upon by the Board, was within tolerance of its benchmark. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	37

Disclosure of Investment Advisory Agreement (concluded)	Master Extended Market Index Series

BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

38	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Officers and Directors	Master Extended Market Index Series

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Collette Chilton, Director

Frank J. Fabozzi, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Cynthia A. Montgomery, Director

Barbara G. Novick, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Benjamin Archibald, Secretary

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Master LLC and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Master LLC.

Effective May 18, 2015, Ian MacKinnon resigned as a Director of the Master LLC.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Sidley Austin LLP New York, NY 10019

	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Series 100 Bellevue Parkway Wilmington, DE 19809

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	39

Additional Information	Master Extended Market Index Series

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

40	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within
90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: September 3, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: September 3, 2015

3